UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2021

Item 1.

Reports to Stockholders

Fidelity Advisor® Mortgage Securities Fund

Semi-Annual Report

February 28, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Coupon Distribution as of February 28, 2021

% of fund's investments
Zero coupon bonds	0.0
0.01 - 0.99%	1.2
1 - 1.99%	2.6
2 - 2.99%	16.4
3 - 3.99%	34.6
4 - 4.99%	5.9
5 - 5.99%	0.7
6 - 6.99%	0.2
7% and above	0.1

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of February 28, 2021*,**,***
Mortgage Securities	99.7%
CMOs and Other Mortgage Related Securities	5.6%
Asset-Backed Securities	1.2%
Short-Term Investments and Net Other Assets (Liabilities)†	(6.5)%

 * Foreign investments - 0.3%

 ** Futures and Swaps - 9.7%

 *** Written options - (3.2)%

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 133.3%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 22.7%
12 month U.S. LIBOR + 1.440% 3.364% 4/1/37 (a)(b)	26	27
12 month U.S. LIBOR + 1.460% 2.017% 1/1/35 (a)(b)	18	19
12 month U.S. LIBOR + 1.530% 2.291% 3/1/36 (a)(b)	19	20
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (a)(b)	5	5
12 month U.S. LIBOR + 1.620% 2.803% 5/1/36 (a)(b)	63	66
12 month U.S. LIBOR + 1.670% 2.551% 11/1/36 (a)(b)	8	8
12 month U.S. LIBOR + 1.680% 3.435% 4/1/36 (a)(b)	42	44
12 month U.S. LIBOR + 1.710% 2.673% 8/1/35 (a)(b)	72	75
12 month U.S. LIBOR + 1.730% 2.383% 3/1/40 (a)(b)	21	22
12 month U.S. LIBOR + 1.730% 2.972% 5/1/36 (a)(b)	6	6
12 month U.S. LIBOR + 1.750% 2.412% 8/1/41 (a)(b)	17	18
12 month U.S. LIBOR + 1.750% 2.577% 7/1/35 (a)(b)	6	6
12 month U.S. LIBOR + 1.800% 2.175% 1/1/42 (a)(b)	35	37
12 month U.S. LIBOR + 1.800% 2.384% 12/1/40 (a)(b)	582	612
12 month U.S. LIBOR + 1.810% 3.141% 2/1/42 (a)(b)	29	31
U.S. TREASURY 1 YEAR INDEX + 1.720% 2.1% 7/1/35 (a)(b)	0	0
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (a)(b)	4	4
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (a)(b)	58	61
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (a)(b)	10	11
2.5% 5/1/31 to 10/1/50	49,417	51,610
3% 8/1/27 to 7/1/50 (c)(d)(e)(f)	149,476	158,945
3.5% 7/1/32 to 5/1/50 (f)	72,436	77,853
4% 11/1/31 to 11/1/49	15,820	17,374
4.5% 5/1/25 to 9/1/49 (f)	12,347	13,725
5% 8/1/23 to 2/1/49	4,287	4,865
5.255% 8/1/41 (a)	323	366
6.5% 12/1/23 to 5/1/38	253	292
6.582% 2/1/39 (a)	211	234
7% to 7% 9/1/21 to 5/1/30	262	299
7.5% to 7.5% 8/1/22 to 9/1/32	227	266
8% 12/1/29 to 3/1/37	11	13
8.5% 2/1/22 to 3/1/23	2	2
9% 10/1/30	78	93
		327,009
Freddie Mac - 14.0%
12 month U.S. LIBOR + 1.500% 2.406% 3/1/36 (a)(b)	72	75
12 month U.S. LIBOR + 1.510% 2.015% 11/1/35 (a)(b)	17	18
12 month U.S. LIBOR + 1.750% 2.179% 12/1/40 (a)(b)	241	253
12 month U.S. LIBOR + 1.750% 2.328% 9/1/41 (a)(b)	88	93
12 month U.S. LIBOR + 1.790% 2.168% 4/1/37 (a)(b)	6	6
12 month U.S. LIBOR + 1.890% 2.664% 10/1/42 (a)(b)	37	39
12 month U.S. LIBOR + 1.960% 2.851% 6/1/33 (a)(b)	139	146
12 month U.S. LIBOR + 2.040% 2.97% 7/1/36 (a)(b)	35	38
12 month U.S. LIBOR + 2.200% 2.575% 12/1/36 (a)(b)	61	64
6 month U.S. LIBOR + 1.720% 1.97% 8/1/37 (a)(b)	8	8
6 month U.S. LIBOR + 2.020% 2.28% 6/1/37 (a)(b)	168	176
6 month U.S. LIBOR + 2.680% 2.933% 10/1/35 (a)(b)	5	5
U.S. TREASURY 1 YEAR INDEX + 2.230% 2.731% 5/1/34 (a)(b)	2	2
2.5% 6/1/31 to 11/1/50	27,577	28,829
3% 4/1/32 to 6/1/50	66,896	71,279
3.5% 3/1/32 to 6/1/50 (f)	43,989	47,686
3.5% 8/1/47	57	62
4% 1/1/36 to 6/1/48	33,366	36,685
4% 4/1/48	32	35
4.5% 7/1/25 to 12/1/48	10,953	12,164
5% 7/1/33 to 7/1/41	1,304	1,481
5.5% 6/1/22	25	25
6% 3/1/24 to 6/1/39	529	614
6.5% 5/1/21 to 9/1/39	651	749
7% 6/1/21 to 9/1/36	348	403
7.5% 1/1/27 to 7/1/34	552	646
		201,581
Ginnie Mae - 36.7%
3% 6/15/42 to 11/20/50	83,841	87,756
3.5% 9/20/40 to 8/20/50	151,458	160,541
4% 7/20/33 to 5/20/49	39,063	42,684
4.5% 8/15/33 to 4/20/47	13,991	15,692
5.5% 12/15/38 to 9/15/39	239	277
6.5% 10/15/34 to 7/15/36	91	107
7% to 7% 2/15/24 to 4/20/32	304	350
7.5% to 7.5% 2/15/22 to 12/15/29	54	61
8% 11/15/21 to 10/15/25	24	27
8.5% 11/15/27 to 10/15/28	29	33
2% 3/1/51 (g)	2,700	2,742
2% 3/1/51 (g)	5,900	5,992
2% 3/1/51 (g)	5,900	5,992
2% 3/1/51 (g)	13,800	14,014
2% 3/1/51 (g)	6,950	7,058
2% 3/1/51 (g)	14,400	14,624
2% 3/1/51 (g)	5,350	5,433
2% 3/1/51 (g)	7,550	7,667
2% 4/1/51 (g)	18,250	18,496
2% 4/1/51 (g)	9,100	9,222
2.5% 12/20/50	19,797	20,591
2.5% 3/1/51 (g)	16,600	17,238
2.5% 3/1/51 (g)	10,900	11,319
2.5% 3/1/51 (g)	5,900	6,127
2.5% 3/1/51 (g)	6,100	6,335
2.5% 3/1/51 (g)	8,000	8,308
2.5% 4/1/51 (g)	14,650	15,181
3% 3/1/51 (g)	9,500	9,897
3% 3/1/51 (g)	7,600	7,918
3% 3/1/51 (g)	8,850	9,220
3% 3/1/51 (g)	7,150	7,449
3% 3/1/51 (g)	6,150	6,407
5% 9/20/33 to 4/20/48	2,530	2,882
		527,640
Uniform Mortgage Backed Securities - 59.9%
1.5% 3/1/36 (g)	11,400	11,546
1.5% 3/1/36 (g)	3,150	3,190
1.5% 3/1/36 (g)	3,450	3,494
1.5% 3/1/36 (g)	16,000	16,205
1.5% 3/1/36 (g)	12,275	12,432
1.5% 3/1/36 (g)	8,300	8,406
1.5% 3/1/36 (g)	10,100	10,229
1.5% 3/1/51 (g)	9,700	9,537
2% 3/1/51 (g)	5,900	5,956
2% 3/1/51 (g)	2,300	2,322
2% 3/1/51 (g)	3,150	3,180
2% 3/1/51 (g)	3,750	3,786
2% 3/1/51 (g)	8,100	8,177
2% 3/1/51 (g)	2,300	2,322
2% 3/1/51 (g)	19,600	19,787
2% 3/1/51 (g)	10,900	11,004
2% 3/1/51 (g)	12,750	12,871
2% 3/1/51 (g)	9,000	9,086
2% 3/1/51 (g)	13,950	14,083
2% 3/1/51 (g)	7,100	7,168
2% 4/1/51 (g)	18,000	18,133
2% 4/1/51 (g)	21,600	21,759
2% 4/1/51 (g)	21,600	21,759
2.5% 3/1/51 (g)	6,550	6,792
2.5% 3/1/51 (g)	6,650	6,896
2.5% 3/1/51 (g)	8,850	9,177
2.5% 3/1/51 (g)	9,450	9,799
2.5% 3/1/51 (g)	34,950	36,242
2.5% 3/1/51 (g)	12,850	13,325
2.5% 3/1/51 (g)	16,600	17,213
2.5% 3/1/51 (g)	47,750	49,515
2.5% 4/1/51 (g)	32,150	33,268
3% 3/1/51 (g)	20,175	21,126
3% 3/1/51 (g)	16,600	17,383
3% 3/1/51 (g)	20,000	20,943
3% 3/1/51 (g)	19,300	20,210
3% 3/1/51 (g)	20,900	21,885
3% 3/1/51 (g)	15,025	15,733
3% 3/1/51 (g)	21,400	22,409
3% 3/1/51 (g)	11,300	11,833
3% 3/1/51 (g)	9,550	10,000
3% 3/1/51 (g)	9,500	9,948
3% 3/1/51 (g)	5,575	5,838
3% 4/1/51 (g)	14,450	15,134
3% 4/1/51 (g)	22,950	24,036
3% 4/1/51 (g)	22,650	23,721
3% 4/1/51 (g)	21,550	22,569
3.5% 3/1/51 (g)	53,125	56,358
3.5% 3/1/51 (g)	33,600	35,645
3.5% 3/1/51 (g)	35,250	37,395
3.5% 3/1/51 (g)	14,550	15,436
3.5% 3/1/51 (g)	14,550	15,436
3.5% 3/1/51 (g)	1,700	1,803
3.5% 3/1/51 (g)	1,550	1,644
3.5% 3/1/51 (g)	15,100	16,019
		861,163
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,903,787)		1,917,393

Asset-Backed Securities - 1.2%
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (h)	$450	$450
Cascade Funding Mortgage Trust Series 2020-HB2 Class A, 3.4047% 4/25/30 (h)	2,044	2,067
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.4676% 10/25/37 (a)(b)(h)	1,726	1,735
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (h)	79	80
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (h)	98	98
Series 2019-HP1 Class A, 2.59% 12/15/26 (h)	959	971
Series 2019-P1 Class A, 2.94% 7/15/26 (h)	129	129
Enterprise Fleet Financing, LLC Series 2021-1 Class A2, 0.44% 12/21/26 (h)	1,267	1,267
Finance of America HECM Buyout Series 2021-HB1 Class A, 0.8754% 2/25/31 (a)(h)	895	895
GMF Floorplan Owner Revolving Trust Series 2018-4 Class A2, 1 month U.S. LIBOR + 0.410% 0.5174% 9/15/23 (a)(b)(h)	325	325
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (h)(i)	21	9
Hertz Fleet Lease Funding LP Series 2017-1 Class A1, 1 month U.S. LIBOR + 0.650% 0.7705% 4/10/31 (a)(b)(h)	183	183
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (h)	371	385
Nationstar HECM Loan Trust:
Series 2019-1A Class A, 2.6513% 6/25/29 (h)	1,157	1,159
Series 2020-1A Class A1, 1.2686% 9/25/30 (h)	1,141	1,139
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 1.0178% 7/25/25 (a)(b)	45	45
Prosper Marketplace Issuance Trust Series 2019-3A Class A, 3.19% 7/15/25 (h)	152	153
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (h)	659	696
Series 2018-6 Class A1A, 3.75% 3/25/58 (h)	2,984	3,101
Series 2019-1 Class A1, 3.7412% 3/25/58 (a)(h)	1,434	1,526
Series 2020-4 Class A1, 1.75% 10/25/60 (h)	571	582
Upstart Securitization Trust Series 2021-1 Class A, 0.87% 3/20/31 (h)	175	175
TOTAL ASSET-BACKED SECURITIES
(Cost $16,854)		17,170

Collateralized Mortgage Obligations - 3.4%
Private Sponsor - 0.9%
BCAP LLC Trust sequential payer:
Series 2010-RR2 Class 5A2, 5% 12/26/36 (h)	$34	$34
Series 2012-RR5 Class 8A5, 0.5516% 7/26/36 (a)(h)	60	59
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (h)	1,087	1,086
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (h)	764	764
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(h)	1,060	1,059
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.4739% 5/27/37 (a)(b)(h)	984	957
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (a)(b)(h)(i)	140	0
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (h)	474	481
Ginnie Mae guaranteed REMIC pass-thru certificates floater Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.5611% 2/20/49 (a)(b)	1,146	1,157
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 0.9524% 12/22/69 (a)(b)(h)	397	398
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(h)	2,972	3,043
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (h)	70	70
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/50 (h)	1,400	1,392
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.7936% 1/21/70 (a)(b)(h)	994	997
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.4376% 9/25/43 (a)(b)	977	950
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 2.8349% 9/25/33 (a)	134	133
		12,580
U.S. Government Agency - 2.5%
Fannie Mae:
floater Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.9824% 12/25/33 (a)(j)(k)	97	26
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	146	162
Series 1999-32 Class PL, 6% 7/25/29	153	170
Series 1999-33 Class PK, 6% 7/25/29	113	127
Series 2001-52 Class YZ, 6.5% 10/25/31	15	18
Series 2005-39 Class TE, 5% 5/25/35	243	273
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.2442% 8/25/35 (a)(k)	11	14
Series 2012-149:
Class DA, 1.75% 1/25/43	115	118
Class GA, 1.75% 6/25/42	125	128
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	148	166
Series 2001-31 Class ZC, 6.5% 7/25/31	66	76
Series 2002-16 Class ZD, 6.5% 4/25/32	27	31
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.4324% 11/25/32 (a)(j)(k)	53	7
Series 2012-67 Class AI, 4.5% 7/25/27 (j)	119	7
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.5224% 12/25/36 (a)(j)(k)	70	18
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.3224% 5/25/37 (a)(j)(k)	37	8
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.4671% 9/25/23 (a)(k)	4	5
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.9824% 3/25/33 (a)(j)(k)	25	6
Series 2005-79 Class ZC, 5.9% 9/25/35	192	218
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 39.9142% 6/25/37 (a)(k)	131	269
Series 2007-66 Class SB, 39.600% - 1 month U.S. LIBOR 38.8942% 7/25/37 (a)(k)	35	65
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.2324% 3/25/38 (a)(j)(k)	191	39
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.9324% 12/25/40 (a)(j)(k)	185	35
Class ZA, 4.5% 12/25/40	87	95
Series 2010-139 Class NI, 4.5% 2/25/40 (j)	130	8
Series 2010-150 Class ZC, 4.75% 1/25/41	724	806
Series 2010-95 Class ZC, 5% 9/25/40	1,544	1,719
Series 2011-4 Class PZ, 5% 2/25/41	265	316
Series 2011-67 Class AI, 4% 7/25/26 (j)	38	2
Series 2011-83 Class DI, 6% 9/25/26 (j)	15	0
Series 2012-100 Class WI, 3% 9/25/27 (j)	450	34
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.5324% 12/25/30 (a)(j)(k)	123	11
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.4324% 6/25/41 (a)(j)(k)	126	14
Series 2013-133 Class IB, 3% 4/25/32 (j)	264	12
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.9324% 1/25/44 (a)(j)(k)	152	27
Series 2013-51 Class GI, 3% 10/25/32 (j)	147	11
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.6024% 6/25/35 (a)(j)(k)	191	37
Series 2015-42 Class IL, 6% 6/25/45 (j)	776	153
Series 2015-70 Class JC, 3% 10/25/45	972	1,032
Series 2017-30 Class AI, 5.5% 5/25/47 (j)	434	88
Fannie Mae Stripped Mortgage-Backed Securities:
Series 348 Class 14, 6.5% 8/25/34 (a)(j)	55	13
Series 351:
Class 12, 5.5% 4/25/34 (a)(j)	35	7
Class 13, 6% 3/25/34 (j)	49	9
Series 359 Class 19, 6% 7/25/35 (a)(j)	30	6
Series 384 Class 6, 5% 7/25/37 (j)	103	19
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	171	190
Series 2104 Class PG, 6% 12/15/28	50	55
Series 2121 Class MG, 6% 2/15/29	65	72
Series 2154 Class PT, 6% 5/15/29	125	140
Series 2162 Class PH, 6% 6/15/29	17	19
Series 2520 Class BE, 6% 11/15/32	102	117
Series 2693 Class MD, 5.5% 10/15/33	1,601	1,826
Series 2802 Class OB, 6% 5/15/34	262	295
Series 3002 Class NE, 5% 7/15/35	156	175
Series 3189 Class PD, 6% 7/15/36	136	160
Series 3415 Class PC, 5% 12/15/37	46	51
Series 3786 Class HI, 4% 3/15/38 (j)	63	1
Series 3806 Class UP, 4.5% 2/15/41	345	383
Series 3832 Class PE, 5% 3/15/41	667	746
Series 4135 Class AB, 1.75% 6/15/42	94	96
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	23	26
Series 2135 Class JE, 6% 3/15/29	86	96
Series 2274 Class ZM, 6.5% 1/15/31	51	58
Series 2281 Class ZB, 6% 3/15/30	32	36
Series 2357 Class ZB, 6.5% 9/15/31	98	114
Series 2502 Class ZC, 6% 9/15/32	94	108
Series 3871 Class KB, 5.5% 6/15/41	567	664
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.4878% 2/15/36 (a)(j)(k)	45	9
Series 1658 Class GZ, 7% 1/15/24	58	62
Series 2013-4281 Class AI, 4% 12/15/28 (j)	245	12
Series 2017-4683 Class LM, 3% 5/15/47	863	914
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 8.0878% 11/15/31 (a)(j)(k)	285	41
Series 2587 Class IM, 6.5% 3/15/33 (j)	47	10
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 46.0704% 8/15/24 (a)(k)	0	0
Class SD, 86.400% - 1 month U.S. LIBOR 84.9907% 8/15/24 (a)(k)	0	1
Series 2933 Class ZM, 5.75% 2/15/35	424	497
Series 2935 Class ZK, 5.5% 2/15/35	539	615
Series 2947 Class XZ, 6% 3/15/35	241	279
Series 2996 Class ZD, 5.5% 6/15/35	312	363
Series 3237 Class C, 5.5% 11/15/36	434	497
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.5478% 11/15/36 (a)(j)(k)	154	36
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.6378% 3/15/37 (a)(j)(k)	227	56
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.6478% 4/15/37 (a)(j)(k)	317	79
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.4678% 6/15/37 (a)(j)(k)	142	30
Series 3949 Class MK, 4.5% 10/15/34	111	122
Series 3955 Class YI, 3% 11/15/21 (j)	29	0
Series 4055 Class BI, 3.5% 5/15/31 (j)	251	13
Series 4149 Class IO, 3% 1/15/33 (j)	75	8
Series 4314 Class AI, 5% 3/15/34 (j)	87	6
Series 4427 Class LI, 3.5% 2/15/34 (j)	511	38
Series 4471 Class PA 4% 12/15/40	722	775
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	65	74
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	1,232	1,345
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	313	339
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5826% 6/16/37 (a)(j)(k)	75	17
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4575% 7/20/60 (a)(b)(l)	170	170
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.4439% 9/20/60 (a)(b)(l)	210	209
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.4439% 8/20/60 (a)(b)(l)	211	210
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.6439% 4/20/61 (a)(b)(l)	74	74
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7939% 5/20/61 (a)(b)(l)	7	7
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 0.5111% 1/20/49 (a)(b)	292	294
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 0.6111% 10/20/49 (a)(b)	565	570
Series 2019-153 Class FB, 1 month U.S. LIBOR + 0.450% 0.5611% 12/20/49 (a)(b)	2,487	2,508
Series 2019-65 Class BF, 1 month U.S. LIBOR + 0.400% 0.5111% 5/20/49 (a)(b)	250	252
Series 2019-98 Class FN, 1 month U.S. LIBOR + 0.500% 0.6111% 8/20/49 (a)(b)	787	795
Series 2020-32 Class GF, 1 month U.S. LIBOR + 0.400% 0.5111% 3/20/50 (a)(b)	2,376	2,391
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.7777% 12/20/40 (a)(k)	708	828
Series 2011-136 Class WI, 4.5% 5/20/40 (j)	54	5
Series 2016-69 Class WA, 3% 2/20/46	410	436
Series 2017-134 Class BA, 2.5% 11/20/46	149	157
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	232	260
Series 2010-160 Class DY, 4% 12/20/40	1,318	1,433
Series 2010-170 Class B, 4% 12/20/40	294	320
Series 2017-139 Class BA, 3% 9/20/47	1,742	1,826
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3926% 5/16/34 (a)(j)(k)	136	27
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0926% 8/17/34 (a)(j)(k)	47	11
Series 2011-52 Class HI, 7% 4/16/41 (j)	542	108
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5926% 6/16/42 (a)(j)(k)	245	53
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.5185% 4/20/39 (a)(k)	38	39
Class ST, 8.800% - 1 month U.S. LIBOR 8.6518% 8/20/39 (a)(k)	75	77
Series 2013-149 Class MA, 2.5% 5/20/40	1,478	1,529
Series 2015-H13 Class HA, 2.5% 8/20/64 (l)	115	116
Series 2015-H17 Class HA, 2.5% 5/20/65 (l)	6	6
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.46% 8/20/66 (a)(b)(l)	2,678	2,652
		35,434
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $47,004)		48,014

Commercial Mortgage Securities - 2.2%
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.862% 11/15/30 (a)(b)(h)	959	961
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (h)	525	535
Series 2019-BPR Class BNM, 3.465% 11/5/32 (h)	118	114
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.787% 12/15/62 (a)(j)	7,287	354
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.162% 11/15/28 (a)(b)(h)	550	555
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0623% 11/15/36 (a)(b)(h)	390	390
Class B, 1 month U.S. LIBOR + 1.250% 1.3623% 11/15/36 (a)(b)(h)	500	500
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.232% 6/15/34 (a)(b)(h)	1,302	1,294
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 0.8832% 9/10/58 (a)(j)	16,819	571
Series 2016-P6 Class XA, 0.7704% 12/10/49 (a)(j)	17,304	439
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class AM, 3.314% 3/10/46 (h)	304	318
Series 2014-CR20 Class XA, 1.0187% 11/10/47 (a)(j)	4,068	126
Series 2014-LC17 Class XA, 0.7221% 10/10/47 (a)(j)	13,828	287
Series 2014-UBS6 Class XA, 0.8865% 12/10/47 (a)(j)	10,270	270
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 0.992% 12/15/31 (a)(b)(h)	2,001	2,005
Credit Suisse Mortgage Trust Series 2018-SITE Class A, 4.284% 4/15/36 (h)	672	670
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.562% 9/15/31 (a)(b)(h)	9,113	8,840
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.202% 10/15/31 (a)(b)(h)	562	563
Series 2014-GC20 Class XA, 1.0091% 4/10/47 (a)(j)	3,525	87
Series 2015-GC34 Class XA, 1.2218% 10/10/48 (a)(j)	8,216	381
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14 Class A/S, 4.4093% 8/15/46	700	745
Series 2014-C19 Class XA, 0.7404% 4/15/47 (a)(j)	3,407	53
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A/S, 4.1166% 5/15/45	200	206
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (h)	899	955
Class XAFX, 1.116% 7/5/33 (a)(h)(j)	7,720	187
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.0528% 10/15/48 (a)(j)	10,080	375
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 0.962% 8/15/33 (a)(b)(h)	2,179	2,177
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (h)	1,140	1,190
Series 2019-MEAD Class B, 3.1771% 11/10/36 (a)(h)	165	166
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 2.212% 3/15/36 (a)(b)(h)	501	499
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.0307% 12/15/50 (a)(j)	12,982	669
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.8995% 4/10/46 (a)(b)(h)	1,180	1,176
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2016-LC24 Class A3, 2.684% 10/15/49	900	950
Series 2015-C31 Class XA, 0.9726% 11/15/48 (a)(j)	8,460	318
Series 2017-C42 Class XA, 0.8822% 12/15/50 (a)(j)	15,429	763
Series 2018-C46 Class XA, 0.9387% 8/15/51 (a)(j)	10,184	483
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 0.8283% 6/15/46 (a)(b)(h)	1,112	1,112
Series 2014-C24 Class XA, 0.8542% 11/15/47 (a)(j)	6,127	166
Series 2014-LC14 Class XA, 1.2618% 3/15/47 (a)(j)	6,292	194
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $32,063)		31,644
	Shares	Value (000s)

Money Market Funds - 31.4%
Fidelity Cash Central Fund 0.07% (m)
(Cost $452,017)	451,926,761	452,017

Purchased Swaptions - 0.2%(n)
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.865% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2031	10/14/21	17,600	$1,319
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.82% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	8,400	266
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.3275% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	11,000	205

TOTAL PUT OPTIONS			1,790

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.865% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2031	10/14/21	17,600	64
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.82% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	8,400	203
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.3275% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	11,000	426

TOTAL CALL OPTIONS			693

TOTAL PURCHASED SWAPTIONS
(Cost $1,908)			2,483
TOTAL INVESTMENT IN SECURITIES - 171.7%
(Cost $2,453,633)			2,468,721
NET OTHER ASSETS (LIABILITIES) - (71.7)%			(1,030,553)
NET ASSETS - 100%			$1,438,168

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
2% 3/1/51	$(18,250)	$(18,533)
2% 3/1/51	(9,100)	(9,241)
2.5% 3/1/51	(14,650)	(15,213)
3% 3/1/51	(16,600)	(17,293)
3% 3/1/51	(10,900)	(11,355)
3% 3/1/51	(17,200)	(17,919)

TOTAL GINNIE MAE		(89,554)

Uniform Mortgage Backed Securities
1.5% 3/1/36	(28,800)	(29,170)
2% 3/1/51	(18,000)	(18,171)
2% 3/1/51	(21,600)	(21,806)
2% 3/1/51	(21,600)	(21,806)
2% 3/1/51	(9,400)	(9,489)
2.5% 3/1/51	(16,600)	(17,213)
2.5% 3/1/51	(32,150)	(33,338)
2.5% 3/1/51	(20,000)	(20,739)
2.5% 3/1/51	(3,100)	(3,215)
2.5% 3/1/51	(9,600)	(9,955)
2.5% 3/1/51	(8,000)	(8,296)
3% 3/1/51	(21,550)	(22,566)
3% 3/1/51	(14,450)	(15,131)
3% 3/1/51	(22,950)	(24,032)
3% 3/1/51	(34,950)	(36,598)
3% 3/1/51	(12,850)	(13,456)
3% 3/1/51	(16,600)	(17,383)
3% 3/1/51	(8,075)	(8,456)
3% 3/1/51	(3,125)	(3,272)
3% 3/1/51	(22,650)	(23,718)
3.5% 3/1/51	(7,450)	(7,903)
3.5% 3/1/51	(8,450)	(8,964)
3.5% 3/1/51	(20,175)	(21,403)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(396,080)

TOTAL TBA SALE COMMITMENTS
(Proceeds $485,002)		$(485,634)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	22,200	$(1,241)
Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	22,200	(326)
TOTAL WRITTEN SWAPTIONS			$(1,567)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	113	June 2021	$14,997	$(35)	$(35)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	24	June 2021	3,821	(56)	(56)

TOTAL PURCHASED					(91)

Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	569	June 2021	125,616	71	71
CBOT 5-Year U.S. Treasury Note Contracts (United States)	225	June 2021	27,893	95	95

TOTAL SOLD					166

TOTAL FUTURES CONTRACTS					$75

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

The notional amount of futures sold as a percentage of Net Assets is 10.7%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $214,959,000.

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$19,150	$(131)	$0	$(131)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,700	(12)	(22)	(34)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	3,050	(21)	(42)	(63)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,140	(8)	(14)	(22)
CMBX N.A. AAA Index Series 12	Aug. 2061	JPMorgan Securities LLC	(0.5%)	Monthly	130	(1)	(1)	(2)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,200	(8)	(56)	(64)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,000	(14)	(55)	(69)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,450	(10)	(7)	(17)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,280	(8)	(11)	(19)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,200	(15)	(24)	(39)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,100	(7)	4	(3)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	4,200	(28)	(32)	(60)
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	3,800	(11)	(5)	(16)

TOTAL CREDIT DEFAULT SWAPS						$(274)	$(265)	$(539)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2023	$31,285	$(19)	$0	$(19)
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2026	10,804	(73)	0	(73)
0.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2031	4,399	(42)	0	(42)
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2051	860	(42)	0	(42)

TOTAL INTEREST RATE SWAPS							$(176)	$0	$(176)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

For the period, the average monthly notional amount for swaps in the aggregate was $89,620,000.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Amounts shown as 0 in the Schedule of Investments may represent less than 1 share.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $586,000.

 (d) Security or a portion of the security has been segregated as collateral for open options and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $608,000.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $758,000.

 (f) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $6,937,000.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,672,000 or 3.6% of net assets.

 (i) Level 3 security

 (j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) For the period, the average monthly notional amount for purchased swaptions was $84,667,000.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$130
Total	$130

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

The value, beginning of period, for the Fidelity Cash Central Fund was $117,546. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $829,826 and $495,351, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$1,917,393	$--	$1,917,393	$--
Asset-Backed Securities	17,170	--	17,161	9
Collateralized Mortgage Obligations	48,014	--	48,014	--
Commercial Mortgage Securities	31,644	--	31,644	--
Money Market Funds	452,017	452,017	--	--
Purchased Swaptions	2,483	--	2,483	--
Total Investments in Securities:	$2,468,721	$452,017	$2,016,695	$9
Derivative Instruments:
Assets
Futures Contracts	$166	$166	$--	$--
Total Assets	$166	$166	$--	$--
Liabilities
Futures Contracts	$(91)	$(91)	$--	$--
Swaps	(450)	--	(450)	--
Written Swaptions	(1,567)	--	(1,567)	--
Total Liabilities	$(2,108)	$(91)	$(2,017)	$--
Total Derivative Instruments:	$(1,942)	$75	$(2,017)	$--
Other Financial Instruments:
TBA Sale Commitments	$(485,634)	$--	$(485,634)	$--
Total Other Financial Instruments:	$(485,634)	$--	$(485,634)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Credit Risk
Swaps(a)	$0	$(274)
Total Credit Risk	0	(274)
Interest Rate Risk
Futures Contracts(b)	166	(91)
Purchased Swaptions(c)	2,483	0
Swaps(d)	0	(176)
Written Swaptions(e)	0	(1,567)
Total Interest Rate Risk	2,649	(1,834)
Total Value of Derivatives	$2,649	$(2,108)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (d) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (e) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,001,616)	$2,016,704
Fidelity Central Funds (cost $452,017)	452,017
Total Investment in Securities (cost $2,453,633)		$2,468,721
Cash		14
Receivable for investments sold		28,303
Receivable for premium on written options		1,109
Receivable for TBA sale commitments		485,002
Receivable for fund shares sold		4,534
Interest receivable		2,560
Distributions receivable from Fidelity Central Funds		26
Receivable for daily variation margin on futures contracts		8
Receivable for daily variation margin on centrally cleared OTC swaps		89
Receivable from investment adviser for expense reductions		7
Total assets		2,990,373
Liabilities
Payable for investments purchased
Regular delivery	$2,472
Delayed delivery	1,060,084
TBA sale commitments, at value	485,634
Payable for fund shares redeemed	1,622
Distributions payable	8
Bi-lateral OTC swaps, at value	274
Accrued management fee	350
Distribution and service plan fees payable	14
Written options, at value (premium receivable $1,109)	1,567
Other affiliated payables	180
Total liabilities		1,552,205
Net Assets		$1,438,168
Net Assets consist of:
Paid in capital		$1,430,201
Total accumulated earnings (loss)		7,967
Net Assets		$1,438,168
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($34,718 ÷ 3,022 shares)(a)		$11.49
Maximum offering price per share (100/96.00 of $11.49)		$11.97
Class M:
Net Asset Value and redemption price per share ($13,324 ÷ 1,158 shares)(a)		$11.51
Maximum offering price per share (100/96.00 of $11.51)		$11.99
Class C:
Net Asset Value and offering price per share ($5,267 ÷ 460 shares)(a)		$11.45
Fidelity Mortgage Securities Fund:
Net Asset Value, offering price and redemption price per share ($1,215,273 ÷ 105,494 shares)		$11.52
Class I:
Net Asset Value, offering price and redemption price per share ($35,064 ÷ 3,055 shares)		$11.48
Class Z:
Net Asset Value, offering price and redemption price per share ($134,522 ÷ 11,711 shares)		$11.49

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2021 (Unaudited)
Investment Income
Interest		$5,470
Income from Fidelity Central Funds		130
Total income		5,600
Expenses
Management fee	$1,785
Transfer agent fees	607
Distribution and service plan fees	85
Fund wide operations fee	305
Independent trustees' fees and expenses	2
Miscellaneous	1
Total expenses before reductions	2,785
Expense reductions	(19)
Total expenses after reductions		2,766
Net investment income (loss)		2,834
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,736
Fidelity Central Funds	(4)
Futures contracts	(159)
Swaps	(192)
Written options	114
Total net realized gain (loss)		5,495
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(9,415)
Futures contracts	(77)
Swaps	(121)
Written options	(509)
Delayed delivery commitments	(558)
Total change in net unrealized appreciation (depreciation)		(10,680)
Net gain (loss)		(5,185)
Net increase (decrease) in net assets resulting from operations		$(2,351)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,834	$15,615
Net realized gain (loss)	5,495	16,004
Change in net unrealized appreciation (depreciation)	(10,680)	7,462
Net increase (decrease) in net assets resulting from operations	(2,351)	39,081
Distributions to shareholders	(14,632)	(18,494)
Share transactions - net increase (decrease)	513,648	24,693
Total increase (decrease) in net assets	496,665	45,280
Net Assets
Beginning of period	941,503	896,223
End of period	$1,438,168	$941,503

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Mortgage Securities Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.66	$11.37	$10.89	$11.30	$11.44	$11.29
Income from Investment Operations
Net investment income (loss)A	.009	.174	.257	.226	.185	.217
Net realized and unrealized gain (loss)	(.043)	.330	.465	(.353)	(.124)	.173
Total from investment operations	(.034)	.504	.722	(.127)	.061	.390
Distributions from net investment income	(.037)	(.214)	(.242)	(.283)	(.201)	(.234)
Distributions from net realized gain	(.099)	–	–	–	–	(.006)
Total distributions	(.136)	(.214)	(.242)	(.283)	(.201)	(.240)
Net asset value, end of period	$11.49	$11.66	$11.37	$10.89	$11.30	$11.44
Total ReturnB,C,D	(.30)%	4.49%	6.73%	(1.13)%	.56%	3.49%
Ratios to Average Net AssetsE,F
Expenses before reductions	.79%G	.79%	.80%	.79%	.79%	.79%
Expenses net of fee waivers, if any	.79%G	.79%	.80%	.79%	.79%	.79%
Expenses net of all reductions	.79%G	.79%	.80%	.79%	.79%	.79%
Net investment income (loss)	.15%G	1.51%	2.33%	2.05%	1.64%	1.92%
Supplemental Data
Net assets, end of period (in millions)	$35	$29	$29	$27	$35	$49
Portfolio turnover rateH	989%G	741%I	680%I	363%	357%	404%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$11.40	$10.91	$11.32	$11.46	$11.31
Income from Investment Operations
Net investment income (loss)A	.008	.173	.257	.226	.184	.218
Net realized and unrealized gain (loss)	(.042)	.321	.475	(.354)	(.123)	.172
Total from investment operations	(.034)	.494	.732	(.128)	.061	.390
Distributions from net investment income	(.037)	(.214)	(.242)	(.282)	(.201)	(.234)
Distributions from net realized gain	(.099)	–	–	–	–	(.006)
Total distributions	(.136)	(.214)	(.242)	(.282)	(.201)	(.240)
Net asset value, end of period	$11.51	$11.68	$11.40	$10.91	$11.32	$11.46
Total ReturnB,C,D	(.30)%	4.38%	6.80%	(1.13)%	.55%	3.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.80%G	.80%	.81%	.80%	.79%	.80%
Expenses net of fee waivers, if any	.80%G	.80%	.81%	.80%	.79%	.79%
Expenses net of all reductions	.80%G	.80%	.81%	.80%	.79%	.79%
Net investment income (loss)	.15%G	1.51%	2.33%	2.04%	1.63%	1.92%
Supplemental Data
Net assets, end of period (in millions)	$13	$14	$15	$15	$20	$25
Portfolio turnover rateH	989%G	741%I	680%I	363%	357%	404%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.64	$11.36	$10.87	$11.28	$11.42	$11.27
Income from Investment Operations
Net investment income (loss)A	(.036)	.084	.177	.144	.100	.133
Net realized and unrealized gain (loss)	(.044)	.320	.473	(.353)	(.123)	.172
Total from investment operations	(.080)	.404	.650	(.209)	(.023)	.305
Distributions from net investment income	(.011)	(.124)	(.160)	(.201)	(.117)	(.149)
Distributions from net realized gain	(.099)	–	–	–	–	(.006)
Total distributions	(.110)	(.124)	(.160)	(.201)	(.117)	(.155)
Net asset value, end of period	$11.45	$11.64	$11.36	$10.87	$11.28	$11.42
Total ReturnB,C,D	(.69)%	3.59%	6.04%	(1.86)%	(.19)%	2.72%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.57%G	1.58%	1.54%	1.54%	1.54%	1.54%
Expenses net of fee waivers, if any	1.57%G	1.58%	1.54%	1.54%	1.54%	1.54%
Expenses net of all reductions	1.57%G	1.58%	1.54%	1.54%	1.54%	1.54%
Net investment income (loss)	(.62)%G	.73%	1.61%	1.30%	.89%	1.17%
Supplemental Data
Net assets, end of period (in millions)	$5	$6	$5	$9	$13	$19
Portfolio turnover rateH	989%G	741%I	680%I	363%	357%	404%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.69	$11.40	$10.91	$11.33	$11.47	$11.31
Income from Investment Operations
Net investment income (loss)A	.028	.214	.298	.264	.223	.257
Net realized and unrealized gain (loss)	(.045)	.331	.474	(.363)	(.123)	.182
Total from investment operations	(.017)	.545	.772	(.099)	.100	.439
Distributions from net investment income	(.054)	(.255)	(.282)	(.321)	(.240)	(.273)
Distributions from net realized gain	(.099)	–	–	–	–	(.006)
Total distributions	(.153)	(.255)	(.282)	(.321)	(.240)	(.279)
Net asset value, end of period	$11.52	$11.69	$11.40	$10.91	$11.33	$11.47
Total ReturnB,C	(.15)%	4.84%	7.19%	(.87)%	.90%	3.93%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.49%F	1.86%	2.69%	2.39%	1.98%	2.26%
Supplemental Data
Net assets, end of period (in millions)	$1,215	$819	$696	$894	$926	$948
Portfolio turnover rateG	989%F	741%H	680%H	363%	357%	404%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.64	$11.36	$10.87	$11.28	$11.43	$11.27
Income from Investment Operations
Net investment income (loss)A	.025	.211	.292	.259	.218	.250
Net realized and unrealized gain (loss)	(.035)	.319	.475	(.353)	(.134)	.182
Total from investment operations	(.010)	.530	.767	(.094)	.084	.432
Distributions from net investment income	(.051)	(.250)	(.277)	(.316)	(.234)	(.266)
Distributions from net realized gain	(.099)	–	–	–	–	(.006)
Total distributions	(.150)	(.250)	(.277)	(.316)	(.234)	(.272)
Net asset value, end of period	$11.48	$11.64	$11.36	$10.87	$11.28	$11.43
Total ReturnB,C	(.09)%	4.72%	7.17%	(.83)%	.76%	3.88%
Ratios to Average Net AssetsD,E
Expenses before reductions	.51%F	.49%	.49%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.51%F	.49%	.49%	.49%	.49%	.50%
Expenses net of all reductions	.51%F	.48%	.49%	.49%	.49%	.50%
Net investment income (loss)	.44%F	1.82%	2.65%	2.35%	1.94%	2.21%
Supplemental Data
Net assets, end of period (in millions)	$35	$23	$47	$56	$73	$79
Portfolio turnover rateG	989%F	741%H	680%H	363%	357%	404%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class Z

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.65	$11.37	$10.80
Income from Investment Operations
Net investment income (loss)B	.034	.225	.245
Net realized and unrealized gain (loss)	(.036)	.319	.589
Total from investment operations	(.002)	.544	.834
Distributions from net investment income	(.059)	(.264)	(.264)
Distributions from net realized gain	(.099)	–	–
Total distributions	(.158)	(.264)	(.264)
Net asset value, end of period	$11.49	$11.65	$11.37
Total ReturnC,D	(.02)%	4.85%	7.82%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.39%G
Expenses net of fee waivers, if any	.36%G	.36%	.36%G
Expenses net of all reductions	.36%G	.36%	.36%G
Net investment income (loss)	.59%G	1.95%	2.76%G
Supplemental Data
Net assets, end of period (in millions)	$135	$52	$105
Portfolio turnover rateH	989%G	741%I	680%I

 A For the period October 2, 2018 (commencement of sale of shares) to August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Mortgage Securities Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, redemptions in kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$23,973
Gross unrealized depreciation	(10,629)
Net unrealized appreciation (depreciation)	$13,344
Tax cost	$2,453,647

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(460)	$177
Total Credit Risk	$(460)	$177
Interest Rate Risk
Futures Contracts	$(159)	$(77)
Purchased Options	(164)	329
Written Options	114	(509)
Swaps	268	(298)
Total Interest Rate Risk	59	(555)
Totals	$(401)	$(378)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Mortgage Securities Fund	4,201,378	3,939,007

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$40	$5
Class M	-%	.25%	17	–(a)
Class C	.75%	.25%	28	6
			$85	$11

 (a) Amount represents less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1
Class M	1
Class C(a)	–(b)
$2

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) Amount represents less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund and Class Z. FIIOC receives an asset-based fee of Fidelity Mortgage Securities Fund's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$29.19
Class M	13.20
Class C	6.21
Fidelity Mortgage Securities Fund	515.10
Class I	23.16
Class Z	21.05
	$607

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest, taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .05% of average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 11,628 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $132,066. The Fund had a net realized gain of $1,792 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Advisor Mortgage Securities Fund	$1

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2021. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$19

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2021	Year ended August 31, 2020
Distributions to shareholders
Class A	$356	$551
Class M	158	256
Class C	55	50
Fidelity Mortgage Securities Fund	12,798	15,147
Class I	350	466
Class Z	915	2,024
Total	$14,632	$18,494

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2021	Year ended August 31, 2020	Six months ended February 28, 2021	Year ended August 31, 2020
Class A
Shares sold	754	744	$8,718	$8,523
Reinvestment of distributions	28	44	329	508
Shares redeemed	(215)	(900)	(2,490)	(10,285)
Net increase (decrease)	567	(112)	$6,557	$(1,254)
Class M
Shares sold	66	162	$752	$1,861
Reinvestment of distributions	13	22	155	252
Shares redeemed	(89)	(293)	(1,030)	(3,360)
Net increase (decrease)	(10)	(109)	$(123)	$(1,247)
Class C
Shares sold	53	183	$615	$2,099
Reinvestment of distributions	5	4	55	49
Shares redeemed	(74)	(124)	(853)	(1,418)
Net increase (decrease)	(16)	63	$(183)	$730
Fidelity Mortgage Securities Fund
Shares sold	47,729	33,042	$553,686	$380,754
Reinvestment of distributions	1,006	1,109	11,654	12,752
Shares redeemed	(13,360)	(25,085)(a)	(154,869)	(287,460)(a)
Net increase (decrease)	35,375	9,066	$410,471	$106,046
Class I
Shares sold	1,735	2,666	$20,050	$30,489
Reinvestment of distributions	28	37	324	426
Shares redeemed	(649)	(4,883)(a)	(7,501)	(55,592)(a)
Net increase (decrease)	1,114	(2,180)	$12,873	$(24,677)
Class Z
Shares sold	9,405	5,619	$108,701	$64,438
Reinvestment of distributions	72	172	829	1,960
Shares redeemed	(2,205)	(10,573)	(25,477)	(121,303)
Net increase (decrease)	7,272	(4,782)	$84,053	$(54,905)

 (a) Amount includes in-kind redemptions (See the Prior Fiscal Year Affiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Advisor Mortgage Securities Fund
Class A	.79%
Actual		$1,000.00	$997.00	$3.91
Hypothetical-C		$1,000.00	$1,020.88	$3.96
Class M	.80%
Actual		$1,000.00	$997.00	$3.96
Hypothetical-C		$1,000.00	$1,020.83	$4.01
Class C	1.57%
Actual		$1,000.00	$993.10	$7.76
Hypothetical-C		$1,000.00	$1,017.01	$7.85
Fidelity Mortgage Securities Fund	.45%
Actual		$1,000.00	$998.50	$2.23
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.51%
Actual		$1,000.00	$999.10	$2.53
Hypothetical-C		$1,000.00	$1,022.27	$2.56
Class Z	.36%
Actual		$1,000.00	$999.80	$1.79
Hypothetical-C		$1,000.00	$1,023.01	$1.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor Mortgage Securities Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class M, Class I, Class Z, and the retail class ranked below the competitive median for 2019 and the total expense ratio of Class C ranked above the competitive median for 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, when compared with competitor funds that charge a 1.00% 12b-1 fee, the total expense ratio of Class C is at or below median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2020.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AMOR-SANN-0421
1.703540.123

Fidelity Advisor® Limited Term Bond Fund

Semi-Annual Report

February 28, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 28, 2021
U.S. Government and U.S. Government Agency Obligations	17.8%
AAA	14.4%
AA	5.0%
A	22.9%
BBB	31.5%
BB and Below	4.0%
Not Rated	2.1%
Short-Term Investments and Net Other Assets	2.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2021*
Corporate Bonds	60.7%
U.S. Government and U.S. Government Agency Obligations	17.8%
Asset-Backed Securities	7.9%
CMOs and Other Mortgage Related Securities	9.1%
Municipal Bonds	0.4%
Other Investments	1.8%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

 * Foreign investments - 14.6%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 60.3%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.2%
AT&T, Inc. 1.65% 2/1/28	$12,588,000	$12,369,089
NTT Finance Corp.:
0.583% 3/1/24 (a)	4,260,000	4,256,307
1.162% 4/3/26 (a)	8,933,000	8,892,892
1.591% 4/3/28 (a)	10,000,000	9,933,681
Verizon Communications, Inc.:
2.946% 3/15/22	3,961,000	4,070,360
3% 3/22/27	626,000	678,911
5.15% 9/15/23	5,498,000	6,135,384
		46,336,624
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.464% 7/23/22	16,000,000	16,742,047
Comcast Corp.:
3.7% 4/15/24	4,500,000	4,934,018
3.95% 10/15/25	2,610,000	2,939,063
Discovery Communications LLC:
2.95% 3/20/23	7,000,000	7,337,160
3.625% 5/15/30	1,664,000	1,830,216
		33,782,504
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.8358% 3/22/22 (b)(c)	7,115,000	7,156,598
T-Mobile U.S.A., Inc. 3.5% 4/15/25 (a)	6,000,000	6,487,380
		13,643,978

TOTAL COMMUNICATION SERVICES		93,763,106

CONSUMER DISCRETIONARY - 3.9%
Automobiles - 2.9%
American Honda Finance Corp. 0.4% 10/21/22	6,720,000	6,727,969
BMW U.S. Capital LLC:
2.7% 4/6/22 (a)	5,799,000	5,936,553
3.45% 4/12/23 (a)	7,000,000	7,418,789
Daimler Finance North America LLC:
0.75% 3/1/24 (a)	10,459,000	10,476,319
1.45% 3/2/26 (a)	6,948,000	6,967,698
2.85% 1/6/22 (a)	3,175,000	3,242,021
General Motors Financial Co., Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.200% 1.2357% 11/17/23 (b)(c)	15,000,000	15,183,491
1.25% 1/8/26	8,359,000	8,264,575
1.7% 8/18/23	10,000,000	10,225,862
3.25% 1/5/23	5,000,000	5,230,325
3.55% 4/9/21	3,143,000	3,152,240
4.15% 6/19/23	5,231,000	5,624,191
5.2% 3/20/23	2,909,000	3,171,998
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (a)	15,040,000	15,024,410
2.5% 9/24/21 (a)	5,970,000	6,042,066
4% 11/12/21 (a)	7,000,000	7,177,513
		119,866,020
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.625% 1/15/22	3,229,000	3,294,832
3.3% 7/1/25	1,040,000	1,135,906
Starbucks Corp.:
1.3% 5/7/22	1,421,000	1,436,780
3.8% 8/15/25	2,340,000	2,612,136
		8,479,654
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. 0.8% 6/3/25	3,438,000	3,432,664
Leisure Products - 0.1%
Hasbro, Inc. 2.6% 11/19/22	2,334,000	2,412,890
Multiline Retail - 0.2%
Dollar Tree, Inc. 4% 5/15/25	6,000,000	6,675,264
Specialty Retail - 0.4%
AutoZone, Inc.:
3.125% 7/15/23	3,247,000	3,430,432
3.625% 4/15/25	545,000	599,271
Ross Stores, Inc. 0.875% 4/15/26	7,357,000	7,233,632
TJX Companies, Inc.:
1.15% 5/15/28	5,584,000	5,412,646
3.5% 4/15/25	1,742,000	1,910,680
		18,586,661

TOTAL CONSUMER DISCRETIONARY		159,453,153

CONSUMER STAPLES - 3.6%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc. 4.15% 1/23/25	4,276,000	4,773,681
Molson Coors Beverage Co.:
3% 7/15/26	10,575,000	11,391,996
3.5% 5/1/22	4,098,000	4,239,070
		20,404,747
Food & Staples Retailing - 0.4%
7-Eleven, Inc.:
0.8% 2/10/24 (a)	2,321,000	2,322,957
0.95% 2/10/26 (a)	7,891,000	7,770,961
1.3% 2/10/28 (a)	3,614,000	3,521,308
Costco Wholesale Corp. 1.375% 6/20/27	2,448,000	2,466,300
		16,081,526
Food Products - 0.7%
McCormick & Co., Inc. 0.9% 2/15/26	15,000,000	14,754,305
Mondelez International, Inc.:
0.625% 7/1/22	10,000,000	10,038,663
2.125% 4/13/23	2,817,000	2,914,900
		27,707,868
Tobacco - 2.0%
Altria Group, Inc. 2.35% 5/6/25	1,003,000	1,048,203
BAT Capital Corp.:
2.764% 8/15/22	10,000,000	10,307,747
3.222% 8/15/24	7,000,000	7,524,308
BAT International Finance PLC:
1.668% 3/25/26	15,000,000	15,036,769
3.95% 6/15/25 (a)	5,000,000	5,509,800
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (a)	8,250,000	8,783,417
4.25% 7/21/25 (a)	13,000,000	14,473,737
Philip Morris International, Inc.:
0.875% 5/1/26	4,502,000	4,430,739
1.125% 5/1/23	4,000,000	4,065,957
1.5% 5/1/25	3,501,000	3,575,321
2.625% 2/18/22	1,793,000	1,830,436
2.875% 5/1/24	4,910,000	5,234,758
		81,821,192

TOTAL CONSUMER STAPLES		146,015,333

ENERGY - 5.7%
Oil, Gas & Consumable Fuels - 5.7%
Canadian Natural Resources Ltd.:
2.05% 7/15/25	3,668,000	3,754,855
3.45% 11/15/21	7,927,000	8,033,198
Cenovus Energy, Inc.:
3% 8/15/22	9,205,000	9,441,203
3.8% 9/15/23	4,723,000	4,990,236
Chevron Corp. 1.554% 5/11/25	7,110,000	7,287,843
Chevron U.S.A., Inc. 0.426% 8/11/23	3,944,000	3,949,816
Enbridge, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.400% 0.4267% 2/17/23 (b)(c)	4,012,000	4,020,574
Energy Transfer Partners LP:
2.9% 5/15/25	7,150,000	7,498,846
3.6% 2/1/23	2,824,000	2,948,843
4.2% 9/15/23	1,441,000	1,551,934
4.25% 3/15/23	6,314,000	6,690,465
4.5% 4/15/24	570,000	624,958
Enterprise Products Operating LP 2.85% 4/15/21	1,590,000	1,591,482
Equinor ASA:
1.75% 1/22/26	1,120,000	1,154,687
2.875% 4/6/25	7,000,000	7,512,432
Kinder Morgan Energy Partners LP 3.5% 9/1/23	5,738,000	6,116,071
Marathon Oil Corp. 2.8% 11/1/22	2,375,000	2,442,783
Marathon Petroleum Corp. 4.5% 5/1/23	5,640,000	6,086,634
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.3304% 9/9/22 (b)(c)	1,082,000	1,082,736
1.75% 3/1/26	15,044,000	15,159,825
3.375% 3/15/23	6,618,000	6,939,012
4.5% 7/15/23	856,000	924,302
Newfield Exploration Co. 5.625% 7/1/24	1,967,000	2,156,184
Occidental Petroleum Corp.:
2.9% 8/15/24	2,061,000	2,005,724
3.2% 8/15/26	277,000	265,283
Ovintiv, Inc. 3.9% 11/15/21	4,500,000	4,545,225
Petroleos Mexicanos:
6.49% 1/23/27	6,035,000	6,314,119
6.5% 3/13/27	12,000,000	12,450,000
Phillips 66 Co.:
1.3% 2/15/26	6,892,000	6,880,302
3.7% 4/6/23	4,430,000	4,717,574
3.85% 4/9/25	7,000,000	7,717,011
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	4,768,000	4,896,380
Schlumberger Investment SA 3.3% 9/14/21 (a)	5,000,000	5,044,561
Shell International Finance BV 3.5% 11/13/23	1,470,000	1,591,654
Suncor Energy, Inc. 3.6% 12/1/24	7,800,000	8,543,430
The Williams Companies, Inc. 3.6% 3/15/22	12,000,000	12,320,169
TransCanada PipeLines Ltd. 2.5% 8/1/22	5,142,000	5,292,996
Valero Energy Corp.:
1.2% 3/15/24	10,000,000	10,085,737
2.7% 4/15/23	805,000	839,196
2.85% 4/15/25	9,963,000	10,513,305
Western Gas Partners LP:
3 month U.S. LIBOR + 1.850% 2.3245% 1/13/23 (b)(c)	2,040,000	2,008,304
4.35% 2/1/25	3,287,000	3,364,639
5.375% 6/1/21	10,371,000	10,371,000
		231,725,528
FINANCIALS - 30.0%
Banks - 16.5%
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (b)(c)	11,000,000	11,373,356
1.197% 10/24/26 (b)	13,673,000	13,660,909
1.319% 6/19/26 (b)	16,000,000	16,114,980
3.004% 12/20/23 (b)	6,462,000	6,753,824
3.124% 1/20/23 (b)	10,000,000	10,238,581
4.2% 8/26/24	15,750,000	17,482,164
Bank of Nova Scotia 0.55% 9/15/23	10,000,000	10,042,030
Barclays Bank PLC 1.7% 5/12/22	1,358,000	1,378,667
Barclays PLC:
1.007% 12/10/24 (b)	5,000,000	5,025,596
2.852% 5/7/26 (b)	18,848,000	19,886,749
3.2% 8/10/21	5,045,000	5,109,341
3.932% 5/7/25 (b)	4,000,000	4,355,639
BNP Paribas SA:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.000% 1.323% 1/13/27 (a)(b)(c)	7,417,000	7,346,579
2.219% 6/9/26 (a)(b)	8,627,000	8,942,045
3.5% 3/1/23 (a)	17,000,000	18,012,820
BPCE SA:
1.652% 10/6/26 (a)(b)	20,000,000	20,156,274
2.75% 12/2/21	2,000,000	2,037,005
4% 9/12/23 (a)	5,000,000	5,418,520
Canadian Imperial Bank of Commerce 0.95% 6/23/23	10,000,000	10,114,649
Capital One Bank NA:
2.014% 1/27/23 (b)	4,662,000	4,729,733
2.28% 1/28/26 (b)	7,000,000	7,230,130
Capital One NA 2.15% 9/6/22	1,762,000	1,807,722
CIT Group, Inc.:
3.929% 6/19/24 (b)	815,000	862,881
4.75% 2/16/24	5,000,000	5,443,750
5% 8/1/23	5,000,000	5,456,250
Citigroup, Inc.:
2.312% 11/4/22 (b)	5,000,000	5,061,040
2.7% 10/27/22	5,000,000	5,186,056
2.75% 4/25/22	4,010,000	4,113,083
3.106% 4/8/26 (b)	10,000,000	10,752,233
4.4% 6/10/25	3,018,000	3,389,705
Danske Bank A/S 3.875% 9/12/23 (a)	6,000,000	6,456,179
HSBC Holdings PLC:
1.589% 5/24/27 (b)	10,000,000	9,998,439
1.645% 4/18/26 (b)	6,567,000	6,640,916
3.262% 3/13/23 (b)	3,374,000	3,473,968
3.803% 3/11/25 (b)	5,000,000	5,428,345
3.95% 5/18/24 (b)	3,000,000	3,223,477
Huntington Bancshares, Inc.:
2.3% 1/14/22	2,283,000	2,318,806
2.625% 8/6/24	4,610,000	4,902,246
ING Groep NV 3.15% 3/29/22	5,250,000	5,412,792
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	5,775,000	6,038,684
JPMorgan Chase & Co.:
1.045% 11/19/26 (b)	15,000,000	14,847,748
1.514% 6/1/24 (b)	5,770,000	5,906,075
2.083% 4/22/26 (b)	25,219,000	26,187,531
2.956% 5/13/31 (b)	12,053,000	12,593,575
3.207% 4/1/23 (b)	8,000,000	8,247,733
3.514% 6/18/22 (b)	8,000,000	8,075,822
3.559% 4/23/24 (b)	10,000,000	10,650,729
Lloyds Banking Group PLC:
1.326% 6/15/23 (b)	1,698,000	1,715,420
2.438% 2/5/26 (b)	2,636,000	2,752,649
2.907% 11/7/23 (b)	10,197,000	10,589,081
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (b)	7,000,000	7,050,282
1.412% 7/17/25	8,000,000	8,067,974
2.19% 9/13/21	2,760,000	2,787,324
2.193% 2/25/25	7,200,000	7,489,372
2.623% 7/18/22	5,000,000	5,155,137
2.998% 2/22/22	2,619,000	2,687,264
3.218% 3/7/22	5,000,000	5,145,780
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (b)	17,495,000	17,607,441
1.234% 5/22/27 (b)	10,000,000	9,894,955
2.953% 2/28/22	5,000,000	5,129,872
National Bank of Canada 0.9% 8/15/23 (b)	10,100,000	10,173,694
Regions Financial Corp.:
2.25% 5/18/25	3,135,000	3,282,762
3.8% 8/14/23	1,805,000	1,945,191
Royal Bank of Canada 1.15% 6/10/25	15,000,000	15,078,563
Royal Bank of Scotland Group PLC:
2.359% 5/22/24 (b)	4,223,000	4,371,786
3.875% 9/12/23	12,600,000	13,598,816
4.519% 6/25/24 (b)	10,962,000	11,903,591
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	5,500,000	5,760,197
3.45% 6/2/25	5,700,000	6,126,865
4.45% 12/3/21	4,500,000	4,623,376
Societe Generale:
1.488% 12/14/26 (a)(b)	7,870,000	7,821,653
2.625% 10/16/24 (a)	1,530,000	1,611,092
3.875% 3/28/24 (a)	6,015,000	6,541,229
Sumitomo Mitsui Financial Group, Inc.:
0.508% 1/12/24	989,000	988,776
1.474% 7/8/25	10,000,000	10,156,235
SVB Financial Group 3.125% 6/5/30	3,077,000	3,312,514
Svenska Handelsbanken AB 0.625% 6/30/23 (a)	7,000,000	7,040,246
Synchrony Bank 3% 6/15/22	2,328,000	2,397,127
Synovus Bank 2.289% 2/10/23 (b)	1,640,000	1,659,223
Synovus Financial Corp. 3.125% 11/1/22	7,118,000	7,376,681
The Toronto-Dominion Bank:
0.25% 1/6/23	10,150,000	10,141,769
0.75% 6/12/23	10,000,000	10,095,567
Wells Fargo & Co.:
1.654% 6/2/24 (b)	5,500,000	5,637,606
2.164% 2/11/26 (b)	10,000,000	10,398,834
2.188% 4/30/26 (b)	5,000,000	5,207,093
2.406% 10/30/25 (b)	14,000,000	14,756,288
3.75% 1/24/24	5,000,000	5,433,978
4.3% 7/22/27	7,000,000	8,080,434
Westpac Banking Corp. 4.11% 7/24/34 (b)	1,710,000	1,884,726
Zions Bancorp NA 3.35% 3/4/22	1,971,000	2,021,065
		673,384,904
Capital Markets - 5.9%
Credit Suisse AG 1% 5/5/23	5,000,000	5,066,229
Credit Suisse Group AG:
1.305% 2/2/27 (a)(b)	10,000,000	9,857,651
2.593% 9/11/25 (a)(b)	4,805,000	5,054,249
3.574% 1/9/23 (a)	15,000,000	15,389,827
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (b)	6,479,000	6,552,421
2.222% 9/18/24 (b)	15,621,000	16,074,973
3.3% 11/16/22	7,000,000	7,298,669
4.25% 10/14/21	4,000,000	4,088,333
E*TRADE Financial Corp. 2.95% 8/24/22	14,405,000	14,913,649
Goldman Sachs Group, Inc.:
0.627% 11/17/23 (b)	8,000,000	8,024,678
2.876% 10/31/22 (b)	12,097,000	12,292,713
2.905% 7/24/23 (b)	22,500,000	23,258,038
3% 4/26/22	8,000,000	8,031,277
3.2% 2/23/23	12,500,000	13,145,201
3.272% 9/29/25 (b)	5,000,000	5,421,465
Intercontinental Exchange, Inc. 0.7% 6/15/23	6,859,000	6,898,413
Moody's Corp.:
2.625% 1/15/23	5,950,000	6,178,313
4.875% 2/15/24	4,000,000	4,451,460
Morgan Stanley:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.700% 0.742% 1/20/23 (b)(c)	5,000,000	5,020,187
0.529% 1/25/24 (b)	9,045,000	9,049,608
0.56% 11/10/23 (b)	10,000,000	10,013,899
2.188% 4/28/26 (b)	5,000,000	5,206,500
2.72% 7/22/25 (b)	3,953,000	4,202,593
3.737% 4/24/24 (b)	12,000,000	12,812,238
4.875% 11/1/22	7,000,000	7,504,906
NASDAQ, Inc. 0.445% 12/21/22	4,284,000	4,285,822
State Street Corp. 2.901% 3/30/26 (b)	305,000	328,915
UBS AG London Branch 1.75% 4/21/22 (a)	5,000,000	5,079,728
UBS Group AG 1.008% 7/30/24 (a)(b)	7,594,000	7,658,714
		243,160,669
Consumer Finance - 2.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	7,095,000	6,936,371
3.3% 1/23/23	7,000,000	7,278,772
3.5% 5/26/22	915,000	942,238
4.125% 7/3/23	1,826,000	1,942,287
4.875% 1/16/24	1,481,000	1,616,400
Ally Financial, Inc.:
1.45% 10/2/23	1,220,000	1,240,533
3.05% 6/5/23	8,326,000	8,754,860
4.25% 4/15/21	2,920,000	2,932,965
5.125% 9/30/24	9,760,000	11,136,742
Capital One Financial Corp.:
3.2% 1/30/23	10,000,000	10,504,373
3.9% 1/29/24	3,000,000	3,263,361
Discover Financial Services 5.2% 4/27/22	3,239,000	3,414,285
Ford Motor Credit Co. LLC:
3.087% 1/9/23	12,000,000	12,176,400
3.336% 3/18/21	4,500,000	4,502,700
3.339% 3/28/22	2,246,000	2,270,594
4.14% 2/15/23	5,000,000	5,143,750
John Deere Capital Corp.:
0.7% 7/5/23	2,935,000	2,963,645
2.6% 3/7/24	1,555,000	1,657,468
Synchrony Financial:
2.85% 7/25/22	703,000	724,176
4.25% 8/15/24	2,551,000	2,800,808
4.375% 3/19/24	4,922,000	5,402,259
Toyota Motor Credit Corp.:
0.5% 8/14/23	4,167,000	4,180,071
2.6% 1/11/22	5,500,000	5,607,227
		107,392,285
Diversified Financial Services - 0.7%
AIG Global Funding:
0.8% 7/7/23 (a)	2,197,000	2,217,229
0.9% 9/22/25 (a)	7,000,000	6,936,746
2.3% 7/1/22 (a)	1,900,000	1,949,452
3.35% 6/25/21 (a)	5,000,000	5,049,705
Athene Global Funding 0.95% 1/8/24 (a)	8,877,000	8,894,281
BP Capital Markets America, Inc. 2.937% 4/6/23	1,665,000	1,754,291
Equitable Holdings, Inc. 3.9% 4/20/23	303,000	324,182
		27,125,886
Insurance - 4.3%
American International Group, Inc.:
2.5% 6/30/25	5,000,000	5,286,095
4.2% 4/1/28	4,000,000	4,611,680
4.875% 6/1/22	5,484,000	5,788,443
Aon Corp. 2.2% 11/15/22	1,504,000	1,551,089
Empower Finance 2020 LP 1.357% 9/17/27 (a)	5,321,000	5,253,216
Equitable Financial Life Global Funding:
0.5% 11/17/23 (a)	10,075,000	10,084,974
1.4% 8/27/27 (a)	15,000,000	14,790,062
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (a)	3,381,000	3,347,755
Guardian Life Global Funding:
1.1% 6/23/25 (a)	7,850,000	7,840,153
1.4% 7/6/27 (a)	8,010,000	7,986,740
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	16,714,000	16,904,178
Marsh & McLennan Companies, Inc.:
2.75% 1/30/22	4,993,000	5,095,450
3.3% 3/14/23	1,731,000	1,826,510
3.875% 3/15/24	6,123,000	6,716,158
MassMutual Global Funding II:
0.85% 6/9/23 (a)	10,000,000	10,111,143
2.5% 4/13/22 (a)	5,440,000	5,575,391
Metropolitan Life Global Funding I:
0.9% 6/8/23 (a)	4,581,000	4,632,742
1.95% 1/13/23 (a)	5,000,000	5,151,186
2.65% 4/8/22 (a)	5,000,000	5,130,803
Metropolitan Tower Global Funding 0.55% 7/13/22 (a)	10,000,000	10,037,780
New York Life Global Funding 1.1% 5/5/23 (a)	2,841,000	2,885,357
Pacific Life Global Funding II 1.2% 6/24/25 (a)	4,494,000	4,514,721
Pricoa Global Funding I:
2.4% 9/23/24 (a)	6,476,000	6,876,258
2.45% 9/21/22 (a)	4,109,000	4,245,680
Protective Life Global Funding 2.615% 8/22/22 (a)	10,240,000	10,584,600
Prudential Financial, Inc. 3.5% 5/15/24	2,550,000	2,794,728
Willis Group North America, Inc. 4.5% 9/15/28	5,000,000	5,812,783
		175,435,675

TOTAL FINANCIALS		1,226,499,419

HEALTH CARE - 3.2%
Biotechnology - 0.5%
AbbVie, Inc.:
2.3% 11/21/22	6,780,000	6,998,669
3.45% 3/15/22	5,000,000	5,132,514
Amgen, Inc. 2.65% 5/11/22	1,600,000	1,636,187
Nutrition & Biosciences, Inc.:
0.697% 9/15/22 (a)	1,352,000	1,357,803
1.23% 10/1/25 (a)	7,000,000	6,969,543
		22,094,716
Health Care Equipment & Supplies - 0.4%
Alcon Finance Corp. 2.75% 9/23/26 (a)	4,038,000	4,345,135
Becton, Dickinson & Co. 2.894% 6/6/22	3,022,000	3,109,090
Boston Scientific Corp.:
1.9% 6/1/25	5,000,000	5,189,691
3.45% 3/1/24	1,869,000	2,011,635
		14,655,551
Health Care Providers & Services - 0.7%
Anthem, Inc. 2.95% 12/1/22	3,723,000	3,875,246
Centene Corp. 4.75% 1/15/25	2,090,000	2,142,250
Cigna Corp.:
3.4% 9/17/21	6,363,000	6,473,517
3.75% 7/15/23	4,703,000	5,060,444
CVS Health Corp.:
3.35% 3/9/21	6,325,000	6,328,542
3.7% 3/9/23	2,249,000	2,392,870
UnitedHealth Group, Inc.:
1.25% 1/15/26	597,000	603,259
3.35% 7/15/22	3,000,000	3,124,056
		30,000,184
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. 2.95% 9/19/26	6,566,000	7,137,526
Pharmaceuticals - 1.4%
Bayer U.S. Finance II LLC:
3.375% 7/15/24 (a)	5,000,000	5,391,432
3.5% 6/25/21 (a)	7,000,000	7,051,632
4.25% 12/15/25 (a)	10,500,000	11,825,474
Bristol-Myers Squibb Co.:
2.6% 5/16/22	4,893,000	5,030,586
2.9% 7/26/24	6,000,000	6,467,787
3.2% 6/15/26	5,000,000	5,504,724
Elanco Animal Health, Inc.:
4.912% 8/27/21 (b)	3,082,000	3,124,378
5.272% 8/28/23 (b)	552,000	593,400
Mylan NV 3.125% 1/15/23 (a)	5,791,000	6,056,726
Utah Acquisition Sub, Inc. 3.15% 6/15/21	2,306,000	2,319,714
Viatris, Inc.:
1.125% 6/22/22 (a)	1,494,000	1,507,023
1.65% 6/22/25 (a)	480,000	487,304
		55,360,180

TOTAL HEALTH CARE		129,248,157

INDUSTRIALS - 3.7%
Aerospace & Defense - 0.5%
The Boeing Co.:
1.167% 2/4/23	7,169,000	7,199,351
1.95% 2/1/24	10,390,000	10,650,722
4.875% 5/1/25	3,000,000	3,354,007
		21,204,080
Airlines - 0.4%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	5,063,971	4,592,128
Delta Air Lines, Inc.:
2.9% 10/28/24	5,500,000	5,474,147
3.4% 4/19/21	3,790,000	3,798,253
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	3,923,368	3,758,254
		17,622,782
Building Products - 0.1%
Carrier Global Corp. 2.242% 2/15/25	3,940,000	4,110,503
Commercial Services & Supplies - 0.4%
Republic Services, Inc. 0.875% 11/15/25	15,000,000	14,818,362
Industrial Conglomerates - 0.5%
General Electric Co. 3.45% 5/1/27	679,000	745,745
Honeywell International, Inc. 0.483% 8/19/22	8,856,000	8,867,002
Roper Technologies, Inc.:
1% 9/15/25	995,000	988,578
2.8% 12/15/21	3,883,000	3,949,635
3.65% 9/15/23	3,078,000	3,319,624
		17,870,584
Machinery - 0.7%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.220% 0.4573% 1/6/22 (b)(c)	4,075,000	4,081,785
0.95% 5/13/22	6,000,000	6,048,064
Deere & Co. 2.75% 4/15/25	423,000	454,345
Otis Worldwide Corp.:
3 month U.S. LIBOR + 0.450% 0.6884% 4/5/23 (b)(c)	4,000,000	4,001,133
2.056% 4/5/25	7,000,000	7,300,744
Westinghouse Air Brake Co. 4.4% 3/15/24	5,900,000	6,443,761
		28,329,832
Road & Rail - 0.2%
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 0.8815% 7/30/21 (a)(b)(c)	4,379,000	4,374,166
3 month U.S. LIBOR + 0.950% 1.1754% 6/1/21 (a)(b)(c)	4,740,000	4,736,550
		9,110,716
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
0.7% 2/15/24	3,555,000	3,522,658
2.5% 3/1/21	3,120,000	3,120,000
2.625% 7/1/22	5,000,000	5,122,388
3.375% 6/1/21	8,097,000	8,154,132
3.75% 2/1/22	1,228,000	1,257,041
4.25% 2/1/24	2,597,000	2,832,757
International Lease Finance Corp. 5.875% 8/15/22	4,375,000	4,692,614
		28,701,590
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	7,180,000	7,222,875
3.625% 5/1/22 (a)	719,000	732,427
3.95% 7/1/24 (a)	955,000	1,000,064
		8,955,366

TOTAL INDUSTRIALS		150,723,815

INFORMATION TECHNOLOGY - 2.2%
Electronic Equipment & Components - 0.5%
Amphenol Corp. 3.2% 4/1/24	896,000	958,528
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45% 6/15/23 (a)	17,591,000	19,296,243
		20,254,771
IT Services - 0.5%
IBM Corp. 2.85% 5/13/22	7,000,000	7,218,288
PayPal Holdings, Inc.:
1.35% 6/1/23	2,668,000	2,722,446
1.65% 6/1/25	2,097,000	2,153,031
The Western Union Co.:
2.85% 1/10/25	1,242,000	1,315,859
4.25% 6/9/23	5,000,000	5,381,558
Visa, Inc. 1.9% 4/15/27	1,132,000	1,172,772
		19,963,954
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc. 1.95% 2/15/28 (a)	15,000,000	14,787,054
Micron Technology, Inc.:
2.497% 4/24/23	3,383,000	3,523,937
4.185% 2/15/27	6,000,000	6,830,260
		25,141,251
Software - 0.2%
Microsoft Corp. 2.4% 8/8/26	10,000,000	10,684,644
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc. 2.45% 8/4/26	15,000,000	15,973,989

TOTAL INFORMATION TECHNOLOGY		92,018,609

MATERIALS - 0.4%
Chemicals - 0.4%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	3,089,000	3,268,379
LYB International Finance III LLC 1.25% 10/1/25	6,305,000	6,300,848
The Mosaic Co. 3.25% 11/15/22	7,000,000	7,302,985
		16,872,212
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp. 1.3% 9/15/25	2,406,000	2,418,895
Boston Properties, Inc. 3.2% 1/15/25	3,000,000	3,224,989
Crown Castle International Corp. 1.35% 7/15/25	566,000	569,495
ERP Operating LP 3.375% 6/1/25	3,000,000	3,264,747
Healthcare Trust of America Holdings LP 3.5% 8/1/26	621,000	686,944
Kimco Realty Corp. 3.3% 2/1/25	5,500,000	5,949,316
Omega Healthcare Investors, Inc. 4.375% 8/1/23	5,877,000	6,344,412
Retail Properties America, Inc. 4% 3/15/25	2,778,000	2,923,184
Simon Property Group LP:
2.35% 1/30/22	1,046,000	1,059,696
2.75% 6/1/23	3,463,000	3,626,680
SITE Centers Corp. 4.25% 2/1/26	1,865,000	1,999,217
Spirit Realty LP 2.1% 3/15/28	5,695,000	5,629,472
Ventas Realty LP:
2.65% 1/15/25	3,710,000	3,919,417
3% 1/15/30	4,013,000	4,201,161
3.125% 6/15/23	591,000	621,223
3.5% 4/15/24	2,140,000	2,316,118
VEREIT Operating Partnership LP 2.2% 6/15/28	456,000	455,954
Welltower, Inc.:
3.625% 3/15/24	4,035,000	4,376,461
3.95% 9/1/23	1,993,000	2,154,218
		55,741,599
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP:
3.95% 2/15/23	3,334,000	3,497,188
4.1% 10/1/24	372,000	399,919
Mack-Cali Realty LP 4.5% 4/18/22	185,000	188,760
		4,085,867

TOTAL REAL ESTATE		59,827,466

UTILITIES - 3.8%
Electric Utilities - 2.1%
Cleco Corporate Holdings LLC 3.743% 5/1/26	2,893,000	3,183,178
Edison International 2.95% 3/15/23	730,000	757,823
Eversource Energy 2.75% 3/15/22	3,489,000	3,568,622
Exelon Corp. 3.497% 6/1/22 (b)	10,287,000	10,659,465
FirstEnergy Corp.:
1.6% 1/15/26	606,000	595,395
2.05% 3/1/25	3,271,000	3,285,327
4.25% 3/15/23	600,000	635,238
Florida Power & Light Co.:
3 month U.S. LIBOR + 0.380% 0.5985% 7/28/23 (b)(c)	7,557,000	7,557,318
2.85% 4/1/25	1,508,000	1,619,113
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,115,000	1,210,835
ITC Holdings Corp. 2.7% 11/15/22	3,503,000	3,632,664
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.4524% 2/22/23 (b)(c)	10,250,000	10,253,588
2.75% 5/1/25	12,257,000	13,076,418
Southern California Edison Co. 3 month U.S. LIBOR + 0.270% 0.5005% 12/3/21 (b)(c)	6,706,000	6,711,145
Southern Co.:
0.6% 2/26/24	3,789,000	3,784,442
2.35% 7/1/21	5,250,000	5,275,723
Virginia Electric & Power Co. 2.75% 3/15/23	10,000,000	10,427,489
		86,233,783
Gas Utilities - 0.3%
CenterPoint Energy Resources Corp. 0% 3/2/23	8,693,000	8,694,304
Dominion Gas Holdings LLC 2.5% 11/15/24	1,156,000	1,225,464
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.5695% 9/14/23 (b)(c)	2,106,000	2,106,447
		12,026,215
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 2.7% 6/15/21	548,000	550,552
The AES Corp. 3.3% 7/15/25 (a)	4,133,000	4,431,253
		4,981,805
Multi-Utilities - 1.3%
Berkshire Hathaway Energy Co. 2.8% 1/15/23	5,944,000	6,197,781
CenterPoint Energy, Inc. 2.5% 9/1/22	1,229,000	1,266,165
Dominion Energy, Inc.:
3 month U.S. LIBOR + 0.530% 0.7465% 9/15/23 (b)(c)	5,410,000	5,421,583
2% 8/15/21	1,458,000	1,465,973
2.715% 8/15/21	3,913,000	3,953,939
3.071% 8/15/24 (b)	5,000,000	5,383,546
DTE Energy Co.:
0.55% 11/1/22	10,000,000	10,020,734
2.25% 11/1/22	5,500,000	5,664,729
NiSource, Inc.:
0.95% 8/15/25	2,873,000	2,839,898
2.95% 9/1/29	3,000,000	3,176,168
Public Service Enterprise Group, Inc.:
2% 11/15/21	1,782,000	1,800,693
2.65% 11/15/22	3,830,000	3,969,217
Sempra Energy 2.9% 2/1/23	1,017,000	1,062,251
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.3063% 5/15/67 (b)(c)	454,000	418,550
		52,641,227

TOTAL UTILITIES		155,883,030

TOTAL NONCONVERTIBLE BONDS
(Cost $2,403,561,806)		2,462,029,828

U.S. Government and Government Agency Obligations - 14.7%
U.S. Government Agency Obligations - 0.3%
Freddie Mac 0.25% 8/24/23	14,087,000	14,105,347
U.S. Treasury Obligations - 14.4%
U.S. Treasury Notes:
0.25% 7/31/25	$100,000,000	$98,457,031
0.375% 4/30/25	166,355,000	165,165,821
1.125% 2/29/28	179,701,000	179,869,464
1.5% 1/31/27	13,045,000	13,483,740
1.625% 9/30/26	47,581,000	49,579,030
2.75% 6/30/25	34,406,000	37,603,339
2.875% 11/30/25 (d)	38,171,000	42,119,313

TOTAL U.S. TREASURY OBLIGATIONS		586,277,738

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $596,227,046)		600,383,085

U.S. Government Agency - Mortgage Securities - 1.9%
Fannie Mae - 1.3%
3% 12/1/31 to 3/1/50	36,899,989	39,202,066
3.5% 9/1/29 to 10/1/29	960,399	1,033,164
4.5% to 4.5% 3/1/35 to 9/1/49	9,599,957	10,607,639
6.5% 7/1/32 to 8/1/36	171,100	199,891
7% 8/1/28 to 6/1/33	139,321	163,494
7.5% to 7.5% 6/1/26 to 2/1/28	28,339	32,072
8.5% 9/1/25	1,153	1,266

TOTAL FANNIE MAE		51,239,592

Freddie Mac - 0.6%
2% 1/1/32	15,469,846	16,073,164
3% 2/1/34	9,665,026	10,229,330
8.5% 12/1/26 to 8/1/27	13,344	15,066

TOTAL FREDDIE MAC		26,317,560

Ginnie Mae - 0.0%
7% to 7% 7/15/28 to 11/15/28	24,597	27,909
7.5% 2/15/28 to 10/15/28	2,394	2,753
8% 6/15/24	18	19

TOTAL GINNIE MAE		30,681

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $76,862,994)		77,587,833

Asset-Backed Securities - 7.9%
AASET Trust Series 2019-2 Class A, 3.376% 10/16/39 (a)	$2,687,250	$2,703,045
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25(a)	1,293,000	1,294,093
Ajax Mortgage Loan Trust Series 2021-B Class A, 2.239% 6/25/66 (a)	4,777,000	4,767,696
Ally Master Owner Trust Series 2018-2 Class A, 3.29% 5/15/23	6,070,000	6,107,763
AmeriCredit Automobile Receivables Trust Series 2019-3 Class A2A, 2.17% 1/18/23	850,179	852,557
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (a)	1,307,076	1,307,196
Bank of America Credit Card Master Trust Series 2020-A1 Class A1, 0.34% 5/15/26	11,987,000	11,949,203
Bank of The West Auto Trust Series 2018-1 Class A3, 3.43% 12/15/22 (a)	682,645	687,193
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 1.2426% 2/25/35 (b)(c)	156,846	154,784
Capital One Multi-Asset Execution Trust Series 2019-A1 Class A1, 2.84% 12/15/24	6,392,000	6,552,173
CarMax Auto Owner Trust:
Series 2019-1 Class A3, 3.05% 3/15/24	3,236,508	3,300,084
Series 2020-4 Class A3, 0.5% 8/15/25	5,979,000	5,993,898
Series 2021-1 Class A3, 0.34% 12/15/25	6,074,000	6,064,074
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/46 (a)	1,218,203	1,235,141
Chesapeake Funding II LLC:
Series 2018-1A Class A1, 3.04% 4/15/30 (a)	1,475,699	1,487,713
Series 2018-3A Class A1, 3.39% 1/15/31 (a)	2,659,715	2,733,789
Series 2019-1A Class A1, 2.94% 4/15/31 (a)	2,707,579	2,745,206
Series 2020-1A Class A1, 0.87% 8/16/32 (a)	4,593,616	4,630,213
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	235,625	236,216
Consumer Loan Underlying Bond (CLUB) Credit Trust Series 2020-P1 Class A, 2.26% 3/15/28 (a)	2,751,145	2,770,897
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	246,089	246,637
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	5,411,408	5,476,280
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	333,935	335,517
Series 2019-P2 Class A, 2.47% 10/15/26 (a)	1,476,468	1,484,128
Dell Equipment Finance Trust:
Series 2018-1 Class A3, 3.18% 6/22/23 (a)	18,370	18,382
Series 2018-2 Class A3, 3.37% 10/22/23 (a)	537,439	539,828
Series 2019-2:
Class A2, 1.95% 12/22/21 (a)	2,126,110	2,136,549
Class A3, 1.91% 10/22/24 (a)	2,190,000	2,218,446
Series 2020-2:
Class A2, 0.47% 10/24/22 (a)	3,665,000	3,669,710
Class A3, 0.57% 10/23/23 (a)	4,476,000	4,489,819
DLL Securitization Trust:
Series 2018-ST2 Class A3, 3.46% 1/20/22 (a)	455,178	456,747
Series 2019-MT3:
Class A2, 2.13% 1/20/22 (a)	1,348,908	1,352,459
Class A3, 2.08% 2/21/23 (a)	2,099,000	2,124,510
DT Auto Owner Trust Series 2019-4A Class A, 2.17% 5/15/23 (a)	1,183,214	1,187,134
Enterprise Fleet Financing LLC:
Series 2019-1 Class A2, 2.98% 10/20/24 (a)	1,544,382	1,563,813
Series 2020-1 Class A2, 1.78% 12/22/25 (a)	6,098,067	6,193,789
Series 2020-2 Class A2, 0.61% 7/20/26 (a)	9,300,000	9,328,804
Enterprise Fleet Financing, LLC Series 2021-1 Class A2, 0.44% 12/21/26 (a)	3,639,000	3,637,732
Finance of America HECM Buyout Series 2021-HB1 Class A, 0.8754% 2/25/31 (a)(b)	2,571,000	2,571,000
Ford Credit Auto Lease Trust Series 2020-A Class A3, 1.85% 3/15/23	6,991,000	7,065,913
Ford Credit Auto Owner Trust:
Series 2019-1 Class A, 3.52% 7/15/30 (a)	4,783,000	5,178,516
Series 2020-2 Class A, 1.06% 4/15/33 (a)	14,774,000	14,743,688
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	12,656,000	12,727,518
GM Financial Automobile Leasing Trust Series 2020-3 Class A3, 0.45% 8/21/23	4,764,000	4,778,321
GM Financial Consumer Automobile Receivables Trust Series 2020-4 Class A3, 0.38% 8/18/25	6,963,000	6,962,455
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (a)	3,438,000	3,456,358
Series 2020-2 Class A, 0.69% 10/15/25 (a)	7,860,000	7,896,470
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	1,233,275	1,236,545
HPEFS Equipment Trust:
Series 2020-1A Class A2, 1.73% 2/20/30 (a)	3,550,247	3,572,161
Series 2020-2A Class A2, 0.65% 7/22/30 (a)	7,601,329	7,613,865
Hyundai Auto Lease Securitization Trust:
Series 2020-A Class A3, 1.95% 7/17/23 (a)	3,523,000	3,572,102
Series 2021-A Class A3, 0.33% 1/16/24 (a)	6,776,000	6,781,634
Hyundai Auto Receivables Trust Series 2019-B Class A3, 1.94% 2/15/24	3,964,000	4,026,984
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (a)	1,859,190	1,875,802
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	2,311,000	2,370,199
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (a)	628,888	634,220
Series 2020-1A Class A, 2.24% 3/15/30 (a)	350,635	352,405
Mercedes-Benz Auto Lease Trust:
Series 2019-B Class A3, 2% 10/17/22	3,073,000	3,104,623
Series 2020-B Class A3, 0.4% 11/15/23	3,679,000	3,686,525
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	895,502	930,133
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (a)	4,116,000	4,229,528
Mortgage Repurchase Agreement Financing Trust Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1.1205% 8/10/23 (a)(b)(c)	7,218,000	7,198,641
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (a)	4,288,760	4,282,966
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.760% 0.8826% 9/25/35 (b)(c)	7,088	7,084
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 0.9476% 1/25/36 (b)(c)	108,117	108,519
Prosper Marketplace Issuance Trust Series 2019-4A Class A, 2.48% 2/17/26 (a)	177,770	178,359
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (a)	1,084,805	1,092,723
Santander Retail Auto Lease Trust Series 2020-B Class A3, 0.57% 4/22/24 (a)	8,691,000	8,693,735
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (a)	6,655,893	6,636,169
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	2,797,000	2,961,291
1.884% 7/15/50 (a)	1,204,000	1,241,810
3.168% 4/9/47 (a)	7,000,000	7,020,640
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	1,653,563	1,669,729
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.5476% 9/25/34 (b)(c)	2,132	1,983
Tesla Series 2020-A:
Class A2, 0.55% 5/22/23 (a)	2,688,439	2,694,327
Class A3, 0.68% 12/20/23 (a)	3,588,000	3,613,115
Tesla Auto Lease Trust Series 2019-A Class A2, 2.13% 4/20/22 (a)	3,992,579	4,024,475
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (a)	1,857,187	1,962,877
Series 2020-4 Class A1, 1.75% 10/25/60 (a)	2,046,360	2,086,697
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (a)	3,961,000	4,039,433
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.7973% 4/6/42 (a)(b)(c)	304,000	194,560
Upgrade Receivables Trust Series 2019-2A Class A, 2.77% 10/15/25 (a)	122,333	122,487
Upstart Securitization Trust Series 2021-1 Class A, 0.87% 3/20/31 (a)	529,000	529,547
VCAT Asset Securitization, LLC Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (a)	3,116,213	3,116,673
Verizon Owner Trust Series 2020-A Class A1A, 1.85% 7/22/24	6,472,000	6,613,627
Volvo Financial Equipment LLC:
Series 2019-1A Class A3, 3% 3/15/23 (a)	2,069,182	2,098,170
Series 2019-2A Class A3, 2.04% 11/15/23 (a)	3,127,000	3,185,869
Wheels SPV LLC Series 2018-1A Class A2, 3.06% 4/20/27 (a)	131,984	132,333
World Omni Auto Receivables Trust:
Series 2020-A Class A2A, 1.02% 6/15/23	2,923,636	2,932,475
Series 2020-C Class A2, 0.35% 12/15/23	11,990,000	11,994,694
World Omni Automobile Lease Securitization Trust:
Series 2019-A Class A3, 2.94% 5/16/22	2,063,430	2,079,324
Series 2020-B Class A3, 0.45% 2/15/24	4,956,000	4,960,469
TOTAL ASSET-BACKED SECURITIES
(Cost $318,228,010)		320,874,984

Collateralized Mortgage Obligations - 2.5%
Private Sponsor - 1.3%
BRAVO Residential Funding Trust sequential payer Series 2020-RPL2 Class A1, 2% 5/25/59 (a)	5,735,462	5,837,019
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (a)	3,286,000	3,282,310
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (a)	2,422,570	2,422,201
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57	1,954,207	2,048,846
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (a)	1,699,917	1,726,025
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.6375% 8/25/60 (a)(b)(c)	932,957	933,893
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 0.9524% 12/22/69 (a)(b)(c)	959,367	961,626
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(b)	5,532,000	5,663,285
Mortgage Repurchase Agreement Financing Trust:
floater Series 2020-3 Class A1, 1 month U.S. LIBOR + 1.250% 1.3705% 1/23/23 (a)(b)(c)	1,563,000	1,563,499
Series 2020-4 Class A1, 1 month U.S. LIBOR + 1.350% 1.4705% 4/23/23 (a)(b)(c)	7,422,000	7,421,502
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/25/29 (a)	797,000	798,574
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	2,400,217	2,499,636
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (a)	6,672,251	6,653,748
Permanent Master Issuer PLC floater Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 0.7913% 7/15/58 (a)(b)(c)	1,138,000	1,139,345
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	234,348	235,632
RMF Buyout Issuance Trust sequential payer Series 2020-2 Class A, 1.7063% 6/25/30 (a)	7,744,301	7,763,561
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.14% 7/20/34 (b)(c)	816	790
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.7936% 1/21/70 (a)(b)(c)	3,908,425	3,916,793

TOTAL PRIVATE SPONSOR		54,868,285

U.S. Government Agency - 1.2%
Fannie Mae:
planned amortization class:
Series 2015-28 Class P, 2.5% 5/25/45	2,763,739	2,890,521
Series 2019-33 Class N, 3% 3/25/48	12,093,128	12,733,738
Series 2015-28 Class JE, 3% 5/25/45	1,983,243	2,102,385
Series 2018-3 Class LP, 3% 2/25/47	9,167,019	9,700,445
Series 2019-59 Class AB, 2.5% 10/25/39	3,793,237	3,947,870
Freddie Mac:
planned amortization class Series 2019-4903 Class DA, 3% 10/25/48	4,973,105	5,271,746
sequential payer Series 4873 Class CA, 4% 7/15/47	4,725,010	5,007,144
Series 3949 Class MK, 4.5% 10/15/34	79,299	87,409
Series 4472 Class WL, 3% 5/15/45	897,504	953,589
Freddie Mac Seasoned Credit Risk Transfer Trust sequential payer Series 2019-2 Class MA, 3.5% 8/25/58	4,507,785	4,819,834
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	11,672	11,668

TOTAL U.S. GOVERNMENT AGENCY		47,526,349

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $100,517,073)		102,394,634

Commercial Mortgage Securities - 7.8%
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	1,767,000	1,799,873
Bank of America Commercial Mortgage Trust sequential payer Series 2015-UBS7 Class ASB, 3.429% 9/15/48	9,920,055	10,578,210
Benchmark Mortgage Trust:
sequential payer Series 2018-B2 Class A2, 3.6623% 2/15/51	5,621,000	5,863,290
Series 2019-B14 Class XA, 0.787% 12/15/62 (b)(f)	24,820,321	1,205,111
Series 2020-B17 Class XA, 1.4195% 3/15/53 (b)(f)	49,500,641	4,405,631
BX Commercial Mortgage Trust floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.912% 12/15/36 (a)(b)(c)	3,050,816	3,053,113
BX Trust:
floater sequential payer Series 2021-MFM1 Class A, 1 month U.S. LIBOR + 0.700% 0.8123% 1/15/34 (a)(b)(c)	2,100,000	2,110,084
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.112% 4/15/34 (a)(b)(c)	614,000	613,233
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.032% 10/15/36 (a)(b)(c)	6,310,932	6,321,648
CF Hippolyta Issuer LLC sequential payer Series 2020-1 Class A1, 1.69% 7/15/60 (a)	7,029,000	7,070,529
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 1.0623% 11/15/36 (a)(b)(c)	1,313,000	1,313,000
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 0.9023% 7/15/32 (a)(b)(c)	4,733,068	4,737,550
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.656% 7/10/30 (a)	10,000,000	10,217,613
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.232% 6/15/34 (a)(b)(c)	4,641,969	4,613,283
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2012-GC8:
Class A/S, 3.683% 9/10/45 (a)	6,670,000	6,896,985
Class A4, 3.024% 9/10/45	2,179,345	2,221,418
Series 2014-GC21 Class AAB, 3.477% 5/10/47	1,106,839	1,159,740
Series 2016-GC36 Class AAB, 3.368% 2/10/49	2,490,813	2,639,897
Series 2017-P7 Class A2, 3.212% 4/14/50	2,399,000	2,433,916
COMM Mortgage Trust:
sequential payer:
Series 2012-CR3 Class A3, 2.822% 10/15/45	1,281,023	1,311,915
Series 2012-LC4 Class A4, 3.288% 12/10/44	5,431,389	5,495,754
Series 2013-CR7:
Class A4, 3.213% 3/10/46	2,666,224	2,798,454
Class AM, 3.314% 3/10/46 (a)	1,343,000	1,404,312
Series 2015-CR22 Class ASB, 3.144% 3/10/48	1,647,078	1,722,015
Series 2015-CR23 Class ASB, 3.257% 5/10/48	1,329,795	1,398,431
Series 2013-CR13 Class AM, 4.449% 11/10/46	2,731,000	2,973,115
Series 2013-LC6 Class ASB, 2.478% 1/10/46	2,182,191	2,219,819
Series 2015-CR22 Class A2, 2.856% 3/10/48	272,772	272,786
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.092% 5/15/36 (a)(b)(c)	5,000,000	5,007,978
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	2,198,000	2,249,000
Series 2018-SITE Class A, 4.284% 4/15/36 (a)	1,635,000	1,630,025
CSAIL Commercial Mortgage Trust sequential payer:
Series 19-C15 Class A2, 3.4505% 3/15/52	3,304,000	3,521,905
Series 2015-C3 Class A4, 3.7182% 8/15/48	3,143,000	3,453,709
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	8,649,312	8,858,072
Class A3, 3.482% 1/10/45	2,955,837	2,988,498
Series 2012-GCJ7:
Class A/S, 4.085% 5/10/45	4,762,000	4,902,151
Class A4, 3.377% 5/10/45	1,526,617	1,546,658
Series 2012-GCJ9 Class A3, 2.773% 11/10/45	4,628,218	4,753,885
Series 2013-GC10 Class A5, 2.943% 2/10/46	5,531,000	5,726,937
Series 2014-GC18 Class AAB, 3.648% 1/10/47	414,184	430,966
Series 2014-GC20 Class AAB, 3.655% 4/10/47	486,192	509,972
Series 2014-GC26 Class AAB, 3.365% 11/10/47	2,521,966	2,647,392
Series 2015-GC28 Class AAB, 3.206% 2/10/48	1,747,090	1,834,307
Series 2015-GC30 Class A4, 3.382% 5/10/50	3,541,000	3,849,817
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	6,799,000	6,840,179
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	4,022,000	4,150,684
Series 2013-GC13 Class A/S, 4.0838% 7/10/46 (a)(b)	9,739,000	10,409,664
Series 2013-GC16 Class A/S, 4.649% 11/10/46	1,900,000	2,064,943
Series 2015-GC32 Class A2, 3.062% 7/10/48	250,783	250,823
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A2, 3.1438% 1/15/49	174,299	174,303
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class ASB, 3.4074% 11/15/47	1,366,566	1,437,780
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C17 Class ASB, 3.705% 1/15/47	514,163	539,284
Series 2014-C22 Class A4, 3.8012% 9/15/47	4,450,000	4,848,338
Series 2013-C17 Class A/S, 4.4584% 1/15/47	6,642,000	7,205,635
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016-JP4 Class A2, 2.9838% 12/15/49	1,928,459	1,955,111
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-C6 Class A/S, 4.1166% 5/15/45	2,097,000	2,164,408
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (a)	5,520,000	5,689,513
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.112% 9/15/29 (a)(b)(c)	2,478,000	2,483,018
sequential payer:
Series 2012-C8 Class A3, 2.8291% 10/15/45	2,440,750	2,505,843
Series 2014-C20 Class A3A1, 3.4718% 7/15/47	2,128,685	2,135,265
Series 2013-C10 Class A5, 3.1425% 12/15/47	4,747,844	4,943,966
Series 2013-C13 Class A4, 3.9936% 1/15/46 (b)	3,198,140	3,416,922
Series 2013-C16 Class A/S, 4.5169% 12/15/46	8,570,171	9,286,339
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (a)	2,708,000	2,875,282
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.262% 8/15/37 (a)(b)(c)	911,000	914,706
Morgan Stanley BAML Trust:
sequential payer:
Series 2012-C6 Class A4, 2.858% 11/15/45	3,976,288	4,079,131
Series 2013-C11 Class A4, 4.1519% 8/15/46 (b)	1,443,000	1,537,623
Series 2014-C15 Class ASB, 3.654% 4/15/47	1,113,604	1,165,945
Series 2014-C19 Class ASB, 3.326% 12/15/47	8,678,694	9,107,378
Series 2016-C28 Class A3, 3.272% 1/15/49	1,828,184	1,962,000
Series 2014-C17 Class ASB, 3.477% 8/15/47	2,643,325	2,767,836
Series 2015-C22 Class ASB, 3.04% 4/15/48	994,126	1,040,609
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	3,837,000	4,006,669
Series 2011-C3 Class AJ, 5.2442% 7/15/49 (a)(b)	2,820,000	2,847,475
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.8995% 4/10/46 (a)(b)(c)	3,491,858	3,479,929
sequential payer Series 2012-C2 Class A4, 3.525% 5/10/63	2,703,000	2,779,731
Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	2,974,216	3,088,176
Series 2012-C3 Class A/S, 3.814% 8/10/49 (a)	3,319,000	3,451,075
Wells Fargo Commercial Mortgag Trust sequential payer Series 2015-NXS3 Class ASB, 3.371% 9/15/57	929,319	991,603
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2012-LC5 Class A3, 2.918% 10/15/45	4,105,866	4,219,724
Series 2015-C27 Class ASB, 3.278% 2/15/48	2,496,838	2,626,844
Series 2015-LC22 Class ASB, 3.571% 9/15/58	5,777,876	6,158,555
Series 2017-RC1 Class ASB, 3.453% 1/15/60	3,858,000	4,148,555
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 3.103% 12/15/49	2,056,703	2,077,710
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2012-C9 Class A3, 2.87% 11/15/45	3,875,867	3,992,018
Series 2013-C11 Class A5, 3.071% 3/15/45	5,941,000	6,184,055
Series 2013-C12 Class ASB, 2.838% 3/15/48	1,375,653	1,404,968
Series 2013-C14 Class A5, 3.337% 6/15/46	7,196,000	7,579,048
Series 2013-C16 Class ASB, 3.963% 9/15/46	596,568	621,585
Series 2014-C22 Class ASB, 3.464% 9/15/57	3,946,744	4,131,891
Series 2013-C11 Class ASB, 2.63% 3/15/45	518,593	528,329
Series 2013-C12 Class A4, 3.198% 3/15/48	1,464,000	1,530,963
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $314,704,948)		316,563,428

Municipal Securities - 0.4%
California Gen. Oblig. Series 2019, 2.4% 10/1/25	4,420,000	4,736,826
Illinois Gen. Oblig. Series 2003, 4.95% 6/1/23	1,875,545	1,947,960
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,320,000	1,411,740
New York Urban Dev. Corp. Rev. Series 2017 D, 2.7% 3/15/23	6,100,000	6,384,016
TOTAL MUNICIPAL SECURITIES
(Cost $13,773,283)		14,480,542

Foreign Government and Government Agency Obligations - 0.1%
United Mexican States 3.25% 4/16/30 (Cost $3,508,006)	$3,525,000	$3,575,672

Bank Notes - 1.7%
BBVA U.S.A.:
2.875% 6/29/22	$8,287,000	$8,546,836
3.5% 6/11/21	3,000,000	3,018,443
CIT Bank NA 2.969% 9/27/25 (b)	6,655,000	7,004,388
Citibank NA:
2.844% 5/20/22 (b)	5,000,000	5,026,846
3.65% 1/23/24	5,000,000	5,439,069
Discover Bank:
3.2% 8/9/21	2,000,000	2,020,157
3.35% 2/6/23	7,557,000	7,954,687
First Republic Bank 1.912% 2/12/24 (b)	2,692,000	2,764,958
RBS Citizens NA:
2.25% 4/28/25	4,046,000	4,240,273
2.65% 5/26/22	3,000,000	3,078,027
Truist Bank:
1.5% 3/10/25	7,000,000	7,178,604
2.8% 5/17/22	5,000,000	5,141,925
3.502% 8/2/22 (b)	3,790,000	3,839,357
Wells Fargo Bank NA 2.897% 5/27/22 (b)	5,000,000	5,030,961
TOTAL BANK NOTES
(Cost $68,232,041)		70,284,531

Commercial Paper - 0.2%
HSBC U.S.A., Inc. yankee:
0.4% 10/5/21	5,000,000	4,989,104
0.4% 2/9/22	4,000,000	3,985,848
TOTAL COMMERCIAL PAPER
(Cost $8,972,556)		8,974,952
	Shares	Value

Fixed-Income Funds - 0.4%
Fidelity Specialized High Income Central Fund (g)
(Cost $15,941,198)	174,392	17,345,005

Money Market Funds - 3.1%
Fidelity Cash Central Fund 0.07% (h)
(Cost $128,547,475)	128,521,771	128,547,475
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $4,049,076,436)		4,123,041,969
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(42,733,451)
NET ASSETS - 100%		$4,080,308,518

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	871	June 2021	$107,976,781	$(879,553)	$(879,553)

The notional amount of futures purchased as a percentage of Net Assets is 2.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $126,670,677.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $919,199,662 or 22.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $525,236.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$105,516
Fidelity Securities Lending Cash Central Fund	3,257
Fidelity Specialized High Income Central Fund	535,704
Total	$644,477

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$16,901,423	$535,694	$--	$(22)	$(92,090)	$17,345,005	4.5%
Total	$16,901,423	$535,694	$--	$(22)	$(92,090)	$17,345,005

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,462,029,828	$--	$2,462,029,828	$--
U.S. Government and Government Agency Obligations	600,383,085	--	600,383,085	--
U.S. Government Agency - Mortgage Securities	77,587,833	--	77,587,833	--
Asset-Backed Securities	320,874,984	--	320,874,984	--
Collateralized Mortgage Obligations	102,394,634	--	102,394,634	--
Commercial Mortgage Securities	316,563,428	--	316,563,428	--
Municipal Securities	14,480,542	--	14,480,542	--
Foreign Government and Government Agency Obligations	3,575,672	--	3,575,672	--
Bank Notes	70,284,531	--	70,284,531	--
Commercial Paper	8,974,952	--	8,974,952	--
Fixed-Income Funds	17,345,005	17,345,005	--	--
Money Market Funds	128,547,475	128,547,475	--	--
Total Investments in Securities:	$4,123,041,969	$145,892,480	$3,977,149,489	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(879,553)	$(879,553)	$--	$--
Total Liabilities	$(879,553)	$(879,553)	$--	$--
Total Derivative Instruments:	$(879,553)	$(879,553)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$0	$(879,553)
Total Interest Rate Risk	0	(879,553)
Total Value of Derivatives	$0	$(879,553)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.4%
United Kingdom	4.1%
Canada	2.9%
Japan	2.6%
France	1.9%
Others (Individually Less Than 1%)	3.1%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,904,587,763)	$3,977,149,489
Fidelity Central Funds (cost $144,488,673)	145,892,480
Total Investment in Securities (cost $4,049,076,436)		$4,123,041,969
Cash		330,751
Receivable for investments sold		186,133,144
Receivable for fund shares sold		8,855,357
Interest receivable		18,373,008
Distributions receivable from Fidelity Central Funds		71,130
Receivable for daily variation margin on futures contracts		40,828
Receivable from investment adviser for expense reductions		16,194
Total assets		4,336,862,381
Liabilities
Payable for investments purchased	$242,626,012
Payable for fund shares redeemed	11,696,585
Distributions payable	471,899
Accrued management fee	1,017,247
Distribution and service plan fees payable	174,725
Other affiliated payables	567,395
Total liabilities		256,553,863
Net Assets		$4,080,308,518
Net Assets consist of:
Paid in capital		$4,007,950,681
Total accumulated earnings (loss)		72,357,837
Net Assets		$4,080,308,518
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($440,507,246 ÷ 37,170,553 shares)(a)		$11.85
Maximum offering price per share (100/97.25 of $11.85)		$12.19
Class M:
Net Asset Value and redemption price per share ($169,765,393 ÷ 14,316,542 shares)(a)		$11.86
Maximum offering price per share (100/97.25 of $11.86)		$12.20
Class C:
Net Asset Value and offering price per share ($55,742,571 ÷ 4,714,412 shares)(a)		$11.82
Fidelity Limited Term Bond Fund:
Net Asset Value, offering price and redemption price per share ($2,266,106,430 ÷ 190,727,991 shares)		$11.88
Class I:
Net Asset Value, offering price and redemption price per share ($863,963,894 ÷ 72,701,856 shares)		$11.88
Class Z:
Net Asset Value, offering price and redemption price per share ($284,222,984 ÷ 23,922,368 shares)		$11.88

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2021 (Unaudited)
Investment Income
Interest		$37,888,285
Income from Fidelity Central Funds (including $3,257 from security lending)		517,387
Total income		38,405,672
Expenses
Management fee	$5,884,875
Transfer agent fees	2,282,528
Distribution and service plan fees	1,012,749
Fund wide operations fee	1,002,840
Independent trustees' fees and expenses	5,815
Miscellaneous	3,813
Total expenses before reductions	10,192,620
Expense reductions	(56,832)
Total expenses after reductions		10,135,788
Net investment income (loss)		28,269,884
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,791,155
Fidelity Central Funds	(461)
Futures contracts	(914,449)
Capital gain distributions from Fidelity Central Funds	127,090
Total net realized gain (loss)		2,003,335
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(20,821,322)
Fidelity Central Funds	(92,090)
Futures contracts	(925,970)
Total change in net unrealized appreciation (depreciation)		(21,839,382)
Net gain (loss)		(19,836,047)
Net increase (decrease) in net assets resulting from operations		$8,433,837

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,269,884	$63,462,991
Net realized gain (loss)	2,003,335	23,519,461
Change in net unrealized appreciation (depreciation)	(21,839,382)	47,073,135
Net increase (decrease) in net assets resulting from operations	8,433,837	134,055,587
Distributions to shareholders	(46,603,957)	(62,533,473)
Share transactions - net increase (decrease)	465,796,664	936,534,313
Total increase (decrease) in net assets	427,626,544	1,008,056,427
Net Assets
Beginning of period	3,652,681,974	2,644,625,547
End of period	$4,080,308,518	$3,652,681,974

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Limited Term Bond Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.97	$11.67	$11.28	$11.54	$11.56	$11.42
Income from Investment Operations
Net investment income (loss)A	.072	.227	.252	.206	.165	.179
Net realized and unrealized gain (loss)	(.063)	.299	.386	(.264)	(.030)	.132
Total from investment operations	.009	.526	.638	(.058)	.135	.311
Distributions from net investment income	(.071)	(.226)	(.248)	(.202)	(.155)	(.171)
Distributions from net realized gain	(.058)	–	–	–	–	–
Total distributions	(.129)	(.226)	(.248)	(.202)	(.155)	(.171)
Net asset value, end of period	$11.85	$11.97	$11.67	$11.28	$11.54	$11.56
Total ReturnB,C,D	.07%	4.56%	5.73%	(.50)%	1.18%	2.75%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.75%	.75%	.76%	.76%	.76%
Expenses net of fee waivers, if any	.76%G	.75%	.75%	.76%	.76%	.76%
Expenses net of all reductions	.76%G	.75%	.75%	.76%	.76%	.76%
Net investment income (loss)	1.21%G	1.94%	2.21%	1.81%	1.43%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$440,507	$368,675	$277,002	$247,562	$289,758	$362,481
Portfolio turnover rateH	79%G	54%	29%	37%	39%	50%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.97	$11.68	$11.28	$11.54	$11.57	$11.42
Income from Investment Operations
Net investment income (loss)A	.071	.227	.251	.205	.164	.178
Net realized and unrealized gain (loss)	(.052)	.288	.396	(.264)	(.040)	.142
Total from investment operations	.019	.515	.647	(.059)	.124	.320
Distributions from net investment income	(.071)	(.225)	(.247)	(.201)	(.154)	(.170)
Distributions from net realized gain	(.058)	–	–	–	–	–
Total distributions	(.129)	(.225)	(.247)	(.201)	(.154)	(.170)
Net asset value, end of period	$11.86	$11.97	$11.68	$11.28	$11.54	$11.57
Total ReturnB,C,D	.16%	4.47%	5.81%	(.51)%	1.09%	2.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.76%	.76%	.76%	.76%	.76%
Expenses net of fee waivers, if any	.76%G	.76%	.76%	.76%	.76%	.76%
Expenses net of all reductions	.76%G	.76%	.76%	.76%	.76%	.76%
Net investment income (loss)	1.21%G	1.93%	2.21%	1.80%	1.42%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$169,765	$167,201	$167,670	$158,027	$174,571	$191,505
Portfolio turnover rateH	79%G	54%	29%	37%	39%	50%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.94	$11.65	$11.25	$11.51	$11.54	$11.39
Income from Investment Operations
Net investment income (loss)A	.025	.134	.162	.117	.075	.090
Net realized and unrealized gain (loss)	(.063)	.289	.396	(.264)	(.039)	.142
Total from investment operations	(.038)	.423	.558	(.147)	.036	.232
Distributions from net investment income	(.024)	(.133)	(.158)	(.113)	(.066)	(.082)
Distributions from net realized gain	(.058)	–	–	–	–	–
Total distributions	(.082)	(.133)	(.158)	(.113)	(.066)	(.082)
Net asset value, end of period	$11.82	$11.94	$11.65	$11.25	$11.51	$11.54
Total ReturnB,C,D	(.32)%	3.66%	5.01%	(1.28)%	.32%	2.05%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.54%G	1.54%	1.54%	1.53%	1.53%	1.53%
Expenses net of fee waivers, if any	1.54%G	1.54%	1.54%	1.53%	1.53%	1.53%
Expenses net of all reductions	1.54%G	1.54%	1.54%	1.53%	1.53%	1.53%
Net investment income (loss)	.42%G	1.15%	1.42%	1.03%	.66%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$55,743	$54,337	$47,710	$63,105	$79,249	$97,987
Portfolio turnover rateH	79%G	54%	29%	37%	39%	50%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Limited Term Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.00	$11.70	$11.31	$11.56	$11.59	$11.45
Income from Investment Operations
Net investment income (loss)A	.090	.263	.287	.241	.200	.214
Net realized and unrealized gain (loss)	(.063)	.299	.386	(.254)	(.039)	.133
Total from investment operations	.027	.562	.673	(.013)	.161	.347
Distributions from net investment income	(.089)	(.262)	(.283)	(.237)	(.191)	(.207)
Distributions from net realized gain	(.058)	–	–	–	–	–
Total distributions	(.147)	(.262)	(.283)	(.237)	(.191)	(.207)
Net asset value, end of period	$11.88	$12.00	$11.70	$11.31	$11.56	$11.59
Total ReturnB,C	.22%	4.87%	6.04%	(.10)%	1.40%	3.06%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.51%F	2.24%	2.52%	2.11%	1.74%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$2,266,106	$2,078,737	$1,563,504	$1,333,186	$1,643,205	$1,315,947
Portfolio turnover rateG	79%F	54%	29%	37%	39%	50%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.00	$11.70	$11.31	$11.57	$11.60	$11.45
Income from Investment Operations
Net investment income (loss)A	.087	.257	.282	.236	.194	.209
Net realized and unrealized gain (loss)	(.063)	.299	.386	(.264)	(.039)	.142
Total from investment operations	.024	.556	.668	(.028)	.155	.351
Distributions from net investment income	(.086)	(.256)	(.278)	(.232)	(.185)	(.201)
Distributions from net realized gain	(.058)	–	–	–	–	–
Total distributions	(.144)	(.256)	(.278)	(.232)	(.185)	(.201)
Net asset value, end of period	$11.88	$12.00	$11.70	$11.31	$11.57	$11.60
Total ReturnB,C	.20%	4.82%	5.99%	(.24)%	1.36%	3.10%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%F	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%F	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.46%F	2.20%	2.47%	2.07%	1.69%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$863,964	$765,760	$524,068	$522,002	$605,310	$537,585
Portfolio turnover rateG	79%F	54%	29%	37%	39%	50%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class Z

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.00	$11.70	$11.28
Income from Investment Operations
Net investment income (loss)B	.095	.273	.273
Net realized and unrealized gain (loss)	(.062)	.299	.415
Total from investment operations	.033	.572	.688
Distributions from net investment income	(.095)	(.272)	(.268)
Distributions from net realized gain	(.058)	–	–
Total distributions	(.153)	(.272)	(.268)
Net asset value, end of period	$11.88	$12.00	$11.70
Total ReturnC,D	.27%	4.97%	6.18%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.40%G
Expenses net of fee waivers, if any	.36%G	.36%	.36%G
Expenses net of all reductions	.36%G	.36%	.36%G
Net investment income (loss)	1.61%G	2.33%	2.62%G
Supplemental Data
Net assets, end of period (000 omitted)	$284,223	$217,972	$64,672
Portfolio turnover rateH	79%G	54%	29%

 A For the period October 2, 2018 (commencement of sale of shares) to August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021

1. Organization.

Fidelity Advisor Limited Term Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Limited Term Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com,as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$85,517,913
Gross unrealized depreciation	(10,655,899)
Net unrealized appreciation (depreciation)	$74,862,014
Tax cost	$4,047,300,402

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Limited Term Bond Fund	815,967,146	427,220,176

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$511,389	$110,477
Class M	-%	.25%	212,164	–
Class C	.75%	.25%	289,196	57,928
			$1,012,749	$168,405

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$38,726
Class M	1,375
Class C(a)	3,743
$43,844

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Limited Term Bond Fund and Class Z. FIIOC receives an asset-based fee of Fidelity Limited Term Bond Fund's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$305,998.15
Class M	130,539.16
Class C	52,334.18
Fidelity Limited Term Bond Fund	1,099,268.10
Class I	629,807.15
Class Z	64,582.05
	$2,282,528

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest, taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .05% of average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Advisor Limited Term Bond Fund	$3,813

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Limited Term Bond Fund	$458	$–	$–

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2021. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$56,285

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $547.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2021	Year ended August 31, 2020
Distributions to shareholders
Class A	$4,337,910	$5,708,175
Class M	1,821,163	3,152,438
Class C	400,613	550,948
Fidelity Limited Term Bond Fund	26,731,722	37,913,350
Class I	10,108,593	12,835,161
Class Z	3,203,956	2,373,401
Total	$46,603,957	$62,533,473

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2021	Year ended August 31, 2020	Six months ended February 28, 2021	Year ended August 31, 2020
Class A
Shares sold	17,698,575	19,599,733	$211,003,834	$230,687,651
Reinvestment of distributions	349,665	465,597	4,164,192	5,461,523
Shares redeemed	(11,687,469)	(12,987,043)	(139,326,444)	(151,961,883)
Net increase (decrease)	6,360,771	7,078,287	$75,841,582	$84,187,291
Class M
Shares sold	3,017,591	6,002,331	$36,013,819	$70,312,183
Reinvestment of distributions	140,788	249,251	1,677,835	2,923,428
Shares redeemed	(2,806,583)	(6,643,207)	(33,483,599)	(77,556,834)
Net increase (decrease)	351,796	(391,625)	$4,208,055	$(4,321,223)
Class C
Shares sold	1,263,140	2,052,618	$15,026,942	$24,019,949
Reinvestment of distributions	33,216	44,690	394,578	522,357
Shares redeemed	(1,133,229)	(1,642,821)	(13,472,037)	(19,134,786)
Net increase (decrease)	163,127	454,487	$1,949,483	$5,407,520
Fidelity Limited Term Bond Fund
Shares sold	56,741,338	102,833,997	$678,385,122	$1,213,710,119
Reinvestment of distributions	2,013,452	2,845,325	24,042,092	33,464,037
Shares redeemed	(41,305,946)	(66,010,570)	(493,768,827)	(771,304,361)
Net increase (decrease)	17,448,844	39,668,752	$208,658,387	$475,869,795
Class I
Shares sold	19,935,675	37,639,524	$238,425,077	$443,512,546
Reinvestment of distributions	777,155	980,937	9,280,565	11,539,991
Shares redeemed	(11,829,987)	(19,577,061)	(141,394,041)	(228,487,907)
Net increase (decrease)	8,882,843	19,043,400	$106,311,601	$226,564,630
Class Z
Shares sold	10,103,808	15,149,089	$120,825,876	$178,044,512
Reinvestment of distributions	177,010	136,719	2,113,570	1,612,705
Shares redeemed	(4,528,352)	(2,642,550)	(54,111,890)	(30,830,917)
Net increase (decrease)	5,752,466	12,643,258	$68,827,556	$148,826,300

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

14. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Advisor Limited Term Bond Fund
Class A	.76%
Actual		$1,000.00	$1,000.70	$3.77
Hypothetical-C		$1,000.00	$1,021.03	$3.81
Class M	.76%
Actual		$1,000.00	$1,001.60	$3.77
Hypothetical-C		$1,000.00	$1,021.03	$3.81
Class C	1.54%
Actual		$1,000.00	$996.80	$7.62
Hypothetical-C		$1,000.00	$1,017.16	$7.70
Fidelity Limited Term Bond Fund	.45%
Actual		$1,000.00	$1,002.20	$2.23
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.50%
Actual		$1,000.00	$1,002.00	$2.48
Hypothetical-C		$1,000.00	$1,022.32	$2.51
Class Z	.36%
Actual		$1,000.00	$1,002.70	$1.79
Hypothetical-C		$1,000.00	$1,023.01	$1.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Limited Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor Limited Term Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class M, Class I, Class Z, and the retail class ranked below the competitive median for 2019 and the total expense ratio of Class C ranked above the competitive median for 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, when compared with competitor funds that charge a 1.00% 12b-1 fee, the total expense ratio of Class C is at or below median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2020.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

LTB-SANN-0421
1.704556.123

Fidelity® Series Investment Grade Securitized Fund

Semi-Annual Report

February 28, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2021
U.S. Government and U.S. Government Agency Obligations	131.0%
AAA	7.8%
AA	0.6%
Not Rated	4.0%
Short-Term Investments and Net Other Assets*	(43.4)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2021*,**,***
U.S. Government and U.S. Government Agency Obligations	131.0%
Asset-Backed Securities	0.7%
CMOs and Other Mortgage Related Securities	11.7%
Short-Term Investments and Net Other Assets (Liabilities)†	(43.4)%

 * Foreign investments – 0.2%

 ** Futures and Swaps – 8.6%

 *** Written options – (1.1)%

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 130.9%
	Principal Amount	Value
Fannie Mae - 14.6%
2.5% 5/1/31 to 9/1/50 (a)	1,988,797	2,075,784
3% 8/1/32 to 10/1/50 (a)	22,407,487	23,760,651
3.5% 7/1/34 to 5/1/50	18,418,885	19,708,167
4% 5/1/38 to 4/1/49 (a)(b)(c)	2,775,269	3,034,958
4.5% 12/1/48 to 9/1/49	4,683,867	5,154,833

TOTAL FANNIE MAE		53,734,393

Freddie Mac - 10.3%
2.5% 6/1/31 to 11/1/50	9,595,213	10,009,610
3% 12/1/32 to 8/1/50	15,609,323	16,629,675
3.5% 11/1/33 to 12/1/49	4,973,425	5,377,755
4% 5/1/38 to 5/1/48	4,520,673	4,892,910
4.5% 10/1/39 to 12/1/48	964,483	1,076,048

TOTAL FREDDIE MAC		37,985,998

Ginnie Mae - 35.5%
2% 3/1/51 (d)	1,800,000	1,827,956
2% 3/1/51 (d)	700,000	710,872
2% 3/1/51 (d)	4,150,000	4,214,454
2% 3/1/51 (d)	1,550,000	1,574,073
2% 3/1/51 (d)	2,150,000	2,183,392
2% 4/1/51 (d)	3,000,000	3,040,382
2% 4/1/51 (d)	1,500,000	1,520,191
2.5% 8/20/47 to 12/20/50	2,609,322	2,714,191
2.5% 3/1/51 (d)	4,050,000	4,205,736
2.5% 3/1/51 (d)	2,700,000	2,803,824
2.5% 3/1/51 (d)	1,450,000	1,505,757
2.5% 3/1/51 (d)	1,450,000	1,505,757
2.5% 4/1/51 (d)	2,950,000	3,056,869
3% 2/20/50 to 11/20/50	23,538,864	24,622,289
3% 3/1/51 (d)	700,000	729,244
3% 3/1/51 (d)	550,000	572,977
3% 3/1/51 (d)	1,150,000	1,198,044
3% 3/1/51 (d)	1,300,000	1,354,310
3% 3/1/51 (d)	3,050,000	3,177,420
3.5% 9/20/40 to 8/20/50	52,323,049	55,388,867
4% 10/20/40 to 5/20/49	9,477,233	10,288,529
4.5% 4/20/47 to 6/20/47	1,279,061	1,400,941
5% 4/20/48 to 6/20/48	1,311,108	1,450,132

TOTAL GINNIE MAE		131,046,207

Uniform Mortgage Backed Securities - 70.5%
1.5% 3/1/36 (d)	12,950,000	13,115,874
1.5% 3/1/36 (d)	8,775,000	8,887,397
1.5% 3/1/36 (d)	800,000	810,247
1.5% 3/1/51 (d)	300,000	294,968
2% 3/1/51 (d)	1,700,000	1,716,183
2% 3/1/51 (d)	2,200,000	2,220,943
2% 3/1/51 (d)	100,000	100,952
2% 3/1/51 (d)	150,000	151,428
2% 3/1/51 (d)	250,000	252,380
2% 3/1/51 (d)	600,000	605,712
2% 3/1/51 (d)	550,000	555,236
2% 3/1/51 (d)	550,000	555,236
2% 3/1/51 (d)	6,500,000	6,561,877
2% 3/1/51 (d)	8,700,000	8,782,820
2% 3/1/51 (d)	850,000	858,092
2% 3/1/51 (d)	1,300,000	1,312,375
2% 3/1/51 (d)	10,550,000	10,650,431
2% 3/1/51 (d)	1,200,000	1,211,423
2% 4/1/51 (d)	3,150,000	3,173,219
2% 4/1/51 (d)	4,450,000	4,482,801
2% 4/1/51 (d)	4,450,000	4,482,801
2.5% 3/1/36 (d)	950,000	993,975
2.5% 3/1/51 (d)	3,550,000	3,681,184
2.5% 3/1/51 (d)	3,650,000	3,784,879
2.5% 3/1/51 (d)	1,450,000	1,503,582
2.5% 3/1/51 (d)	1,450,000	1,503,582
2.5% 3/1/51 (d)	2,400,000	2,488,687
2.5% 3/1/51 (d)	2,600,000	2,696,078
2.5% 3/1/51 (d)	5,400,000	5,599,547
2.5% 3/1/51 (d)	2,000,000	2,073,906
2.5% 3/1/51 (d)	4,050,000	4,199,660
2.5% 3/1/51 (d)	1,200,000	1,244,344
2.5% 4/1/51 (d)	7,150,000	7,398,574
3% 3/1/51 (d)	13,700,000	14,345,933
3% 3/1/51 (d)	650,000	680,646
3% 3/1/51 (d)	850,000	890,076
3% 3/1/51 (d)	700,000	733,004
3% 3/1/51 (d)	4,050,000	4,240,951
3% 3/1/51 (d)	4,900,000	5,131,027
3% 3/1/51 (d)	5,100,000	5,340,457
3% 3/1/51 (d)	6,250,000	6,544,678
3% 3/1/51 (d)	3,825,000	4,005,343
3% 3/1/51 (d)	4,150,000	4,345,666
3% 3/1/51 (d)	2,150,000	2,251,369
3% 3/1/51 (d)	1,900,000	1,989,582
3% 3/1/51 (d)	1,900,000	1,989,582
3% 3/1/51 (d)	2,625,000	2,748,765
3% 4/1/51 (d)	7,700,000	8,064,245
3% 4/1/51 (d)	5,600,000	5,864,906
3% 4/1/51 (d)	7,800,000	8,168,976
3% 4/1/51 (d)	6,225,000	6,519,471
3.5% 3/1/51 (d)	5,475,000	5,808,205
3.5% 3/1/51 (d)	4,100,000	4,349,524
3.5% 3/1/51 (d)	4,300,000	4,561,695
3.5% 3/1/51 (d)	2,250,000	2,386,934
3.5% 3/1/51 (d)	2,250,000	2,386,934
3.5% 3/1/51 (d)	24,075,000	25,540,190
3.5% 3/1/51 (d)	22,075,000	23,418,471

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		260,257,023

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $481,793,043)		483,023,621

Asset-Backed Securities - 0.7%
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (e)	$113,000	$113,096
Cascade Funding Mortgage Trust Series 2020-HB2 Class A, 3.4047% 4/25/30 (e)	314,513	317,936
CNH Equipment Trust Series 2018-A Class A3, 3.12% 7/17/23	48,964	49,752
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (e)	50,931	51,059
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (e)	6,321	6,335
Series 2019-HP1 Class A, 2.59% 12/15/26 (e)	289,182	292,649
Series 2019-P1 Class A, 2.94% 7/15/26 (e)	31,623	31,772
Enterprise Fleet Financing, LLC Series 2021-1 Class A2, 0.44% 12/21/26 (e)	315,000	314,890
Finance of America HECM Buyout Series 2021-HB1 Class A, 0.8754% 2/25/31 (e)(f)	222,000	222,000
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (e)(f)	200,000	205,123
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (e)	35,998	36,303
Series 2020-1A Class A, 2.24% 3/15/30 (e)	31,195	31,353
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (e)	61,887	64,280
Nationstar HECM Loan Trust:
Series 2019-1A Class A, 2.6513% 6/25/29 (e)	112,364	112,558
Series 2020-1A Class A1, 1.2686% 9/25/30 (e)	217,256	216,962
Prosper Marketplace Issuance Trust Series 2019-3A Class A, 3.19% 7/15/25 (e)	23,786	23,831
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (e)	53,497	53,887
RMF Buyout Issuance Trust Series 2020-1 Class A, 2.1582% 2/25/30 (e)	52,583	52,768
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (e)	130,351	137,769
Series 2018-6 Class A1A, 3.75% 3/25/58 (e)	58,738	61,045
Series 2019-1 Class A1, 3.7412% 3/25/58 (e)(f)	68,382	72,782
Series 2020-4 Class A1, 1.75% 10/25/60 (e)	100,656	102,640
Upstart Securitization Trust Series 2021-1 Class A, 0.87% 3/20/31 (e)	150,000	150,155
TOTAL ASSET-BACKED SECURITIES
(Cost $2,693,009)		2,720,945

Collateralized Mortgage Obligations - 1.2%
Private Sponsor - 0.6%
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (e)	177,000	176,801
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (e)	124,525	124,506
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (e)	88,769	90,132
Ginnie Mae guaranteed REMIC pass-thru certificates floater Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.5611% 2/20/49 (f)(g)	202,172	204,218
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 0.9524% 12/22/69 (e)(f)(g)	113,333	113,600
Series 2019-2A Class 1A, 2.71% 12/22/69 (e)(f)	418,000	427,920
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/25/29 (e)	51,221	51,322
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (e)	92,945	97,834
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (e)	16,884	16,976
RMF Buyout Issuance Trust:
sequential payer Series 2020-2 Class A, 1.7063% 6/25/30 (e)	409,394	410,412
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (e)	499,952	497,091
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.7936% 1/21/70 (e)(f)(g)	127,000	127,272

TOTAL PRIVATE SPONSOR		2,338,084

U.S. Government Agency - 0.6%
Fannie Mae Series 2013-44 Class DJ, 1.85% 5/25/33	173,525	177,778
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2019-153 Class FB, 1 month U.S. LIBOR + 0.450% 0.5611% 12/20/49 (f)(g)	736,864	743,000
Series 2020-32 Class GF, 1 month U.S. LIBOR + 0.400% 0.5111% 3/20/50 (f)(g)	704,042	708,567
planned amortization class Series 2016-69 Class WA, 3% 2/20/46	39,823	42,356
sequential payer:
Series 2017-139 Class BA, 3% 9/20/47	254,002	266,174
Series 2018-H12 Class HA, 3.25% 8/20/68 (h)	87,005	91,772

TOTAL U.S. GOVERNMENT AGENCY		2,029,647

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $4,342,312)		4,367,731

Commercial Mortgage Securities - 10.5%
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.862% 11/15/30 (e)(f)(g)	164,000	164,363
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (e)	600,000	615,266
Class ANM, 3.112% 11/5/32 (e)	100,000	101,860
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B1 Class ASB, 3.602% 1/15/51	400,000	442,593
Series 2018-B2 Class ASB, 3.7802% 2/15/51	300,000	331,641
Series 2019-B10 Class A4, 3.717% 3/15/62	29,000	32,574
Series 2019-B12 Class XA, 1.0652% 8/15/52 (f)(i)	967,909	61,726
Series 2019-B14 Class XA, 0.787% 12/15/62 (f)(i)	1,206,523	58,581
Series 2020-B17 Class XA, 1.4195% 3/15/53 (f)(i)	2,098,798	186,796
Series 2020-B18 Class XA, 1.7938% 7/15/53 (f)(i)	1,485,809	171,904
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.162% 11/15/28 (e)(f)(g)	94,000	94,939
BX Commercial Mortgage Trust floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 0.988% 11/15/32 (e)(f)(g)	32,000	32,020
BX Trust:
floater:
Series 2018-EXCL Class A, 1 month U.S. LIBOR + 1.088% 1.1996% 9/15/37 (e)(f)(g)	1,179,603	1,131,147
Series 2018-IND Class B, 1 month U.S. LIBOR + 0.900% 1.012% 11/15/35 (e)(f)(g)	70,000	70,022
floater sequential payer Series 2021-MFM1 Class A, 1 month U.S. LIBOR + 0.700% 0.8123% 1/15/34 (e)(f)(g)	111,000	111,533
floater, sequential payer Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.032% 10/15/36 (e)(f)(g)	1,044,228	1,046,001
CD Commercial Mortgage Trust sequential payer Series 2017-CD6 Class ASB, 3.332% 11/13/50	1,895,000	2,070,229
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0623% 11/15/36 (e)(f)(g)	100,000	100,000
Class B, 1 month U.S. LIBOR + 1.250% 1.3623% 11/15/36 (e)(f)(g)	100,000	99,969
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.656% 7/10/30 (e)	138,000	141,003
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.232% 6/15/34 (e)(f)(g)	139,398	138,537
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2014-GC21 Class AAB, 3.477% 5/10/47	340,269	356,533
Series 2017-P7 Class AAB, 3.509% 4/14/50	400,000	434,003
Series 2019-GC41 Class XA, 1.0582% 8/10/56 (f)(i)	1,296,311	87,924
COMM Mortgage Trust:
sequential payer Series 2017-CD4 Class ASB, 3.317% 5/10/50	1,024,000	1,110,614
Series 2012-CR1 Class AM, 3.912% 5/15/45	3,495,000	3,601,164
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.092% 5/15/36 (e)(f)(g)	1,800,000	1,802,872
Series 2018-SITE Class A, 4.284% 4/15/36 (e)	100,000	99,696
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class ASB, 3.121% 6/10/50	700,000	755,629
DBUBS Mortgage Trust Series 2011-LC3A Class B, 5.3363% 8/10/44 (e)(f)	800,000	804,146
Freddie Mac:
sequential payer:
Series 2019-K092 Class A2, 3.298% 4/25/29	1,370,000	1,547,795
Series 2020-K118 Class A2, 1.493% 9/25/30	1,507,000	1,484,836
Series 2020-K121 Class A2, 1.547% 10/25/30	1,000,000	992,322
Series 2020-K739 Class A2, 1.336% 9/25/27	1,321,000	1,330,208
Series 2021-K125 Class A2, 1.846% 1/25/31	1,632,000	1,656,214
Series 2020-K122 Class A2, 1.521% 11/25/30	500,000	492,944
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.562% 9/15/31 (e)(f)(g)	1,725,000	1,673,270
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.202% 10/15/31 (e)(f)(g)	1,400,000	1,401,467
sequential payer Series 2016-GC34 Class AAB, 3.278% 10/10/48	69,406	73,255
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (e)	1,425,000	1,433,631
Series 2013-GC13 Class A/S, 4.0838% 7/10/46 (e)(f)	140,000	149,641
Series 2013-GC16 Class A/S, 4.649% 11/10/46	275,000	298,873
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2020-NNN Class AFX, 2.8123% 1/16/37 (e)	670,000	692,781
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C22 Class ASB, 3.5036% 9/15/47	245,596	257,250
Series 2013-C14 Class A/S, 4.4093% 8/15/46	114,000	121,291
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2017-C5 Class ASB, 3.4919% 3/15/50	400,000	435,449
Series 2018-C8 Class ASB, 4.145% 6/15/51	1,000,000	1,135,882
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-CBX Class A/S, 4.2707% 6/15/45	227,000	235,861
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (e)	200,000	206,142
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2013-C13 Class ASB, 3.4137% 1/15/46	260,887	269,722
Series 2013-LC11 Class A/S, 3.216% 4/15/46	108,000	112,665
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (e)	59,000	62,645
Ladder Capital Commercial Mortgage Securities Trust sequential payer Series 2014-909 Class A, 3.388% 5/15/31 (e)	500,000	499,908
Morgan Stanley BAML Trust sequential payer:
Series 2014-C19 Class ASB, 3.326% 12/15/47	1,310,632	1,375,370
Series 2016-C28 Class A3, 3.272% 1/15/49	94,314	101,218
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (e)	46,000	46,046
Morgan Stanley Capital I Trust:
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.45% 12/15/36 (e)(f)(g)	1,000,000	1,023,719
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (e)	279,000	291,337
Series 2011-C3 Class AJ, 5.2442% 7/15/49 (e)(f)	293,000	295,855
Series 2019-MEAD Class B, 3.1771% 11/10/36 (e)(f)	26,000	26,232
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 2.212% 3/15/36 (e)(f)(g)	83,571	83,151
UBS Commercial Mortgage Trust:
sequential payer:
Series 2017-C1 Class ASB, 3.462% 11/15/50	100,000	109,451
Series 2017-C3 Class ASB, 3.215% 8/15/50	300,000	324,735
Series 2012-C1 Class A/S, 4.171% 5/10/45	267,000	274,510
UBS-Barclays Commercial Mortgage Trust:
sequential payer Series 2012-C4 Class A/S, 3.3165% 12/10/45 (e)	800,000	829,153
Series 2012-C3 Class A/S, 3.814% 8/10/49 (e)	373,000	387,843
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/42 (e)(f)(i)	1,600,000	58,327
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2015-C29 Class ASB, 3.4% 6/15/48	170,820	180,316
Series 2016-LC24 Class A3, 2.684% 10/15/49	200,000	211,140
Series 2018-C46 Class XA, 0.9387% 8/15/51 (f)(i)	1,204,268	57,097
WF-RBS Commercial Mortgage Trust:
Series 2012-C8 Class A/S, 3.66% 8/15/45	68,000	70,263
Series 2012-C9 Class A/S, 3.388% 11/15/45	186,000	192,608
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $39,053,985)		38,757,708
	Shares	Value

Money Market Funds - 31.3%
Fidelity Cash Central Fund 0.07% (j)
(Cost $115,311,219)	115,288,161	115,311,219

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.765% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2031	3/11/21	900,000	$62,200
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.865% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2031	10/14/21	700,000	52,448
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.785% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	1,100,000	36,008
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	800,000	37,111
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	600,000	22,368

TOTAL PUT OPTIONS			210,135

Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.765% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2031	3/11/21	900,000	1
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.865% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2031	10/14/21	700,000	2,541
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.785% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	1,100,000	25,716
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	800,000	12,949
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	600,000	11,436

TOTAL CALL OPTIONS			52,643

TOTAL PURCHASED SWAPTIONS
(Cost $230,348)			262,778
TOTAL INVESTMENT IN SECURITIES - 174.7%
(Cost $643,423,916)			644,444,002
NET OTHER ASSETS (LIABILITIES) - (74.7)%			(275,550,779)
NET ASSETS - 100%			$368,893,223

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 3/1/51	$(3,000,000)	$(3,046,593)
2% 3/1/51	(1,500,000)	(1,523,297)
2.5% 3/1/51	(2,950,000)	(3,063,438)
3% 3/1/51	(4,050,000)	(4,219,197)
3% 3/1/51	(2,700,000)	(2,812,798)

TOTAL GINNIE MAE		(14,665,323)

Uniform Mortgage Backed Securities
1.5% 3/1/36	(9,500,000)	(9,621,684)
2% 3/1/51	(3,150,000)	(3,179,986)
2% 3/1/51	(4,450,000)	(4,492,362)
2% 3/1/51	(4,450,000)	(4,492,362)
2% 3/1/51	(4,600,000)	(4,643,790)
2% 3/1/51	(4,100,000)	(4,139,030)
2.5% 3/1/51	(4,050,000)	(4,199,660)
2.5% 3/1/51	(7,150,000)	(7,414,215)
2.5% 3/1/51	(4,900,000)	(5,081,070)
3% 3/1/51	(7,700,000)	(8,063,043)
3% 3/1/51	(5,600,000)	(5,864,031)
3% 3/1/51	(1,450,000)	(1,518,365)
3% 3/1/51	(1,450,000)	(1,518,365)
3% 3/1/51	(7,800,000)	(8,167,758)
3% 3/1/51	(5,400,000)	(5,654,601)
3% 3/1/51	(2,000,000)	(2,094,297)
3% 3/1/51	(4,050,000)	(4,240,951)
3% 3/1/51	(6,225,000)	(6,518,499)
3.5% 3/1/51	(13,700,000)	(14,533,772)
3.5% 3/1/51	(6,900,000)	(7,319,930)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(112,757,771)

TOTAL TBA SALE COMMITMENTS
(Proceeds $127,348,176)		$(127,423,094)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.9% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/10/24	1,200,000	$(37,109)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	700,000	(39,131)

TOTAL PUT SWAPTIONS			(76,240)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.9% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/10/24	1,200,000	(31,073)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	700,000	(10,268)

TOTAL CALL SWAPTIONS			(41,341)

TOTAL WRITTEN SWAPTIONS			$(117,581)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	128	June 2021	$16,988,000	$(12,334)	$(12,334)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	26	June 2021	4,139,688	(60,384)	(60,384)
TOTAL PURCHASED FUTURES					(72,718)
Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	163	June 2021	35,984,797	18,530	18,530
CBOT 5-Year U.S. Treasury Note Contracts (United States)	64	June 2021	7,934,000	64,371	64,371
TOTAL SOLD FUTURES					82,901
TOTAL FUTURES CONTRACTS					$10,183

The notional amount of futures purchased as a percentage of Net Assets is 5.7%

The notional amount of futures sold as a percentage of Net Assets is 11.9%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $42,835,948.

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
CMBX N.A. AAA Index Series 12	NR	Aug. 2061	JPMorgan Securities LLC	0.5%	Monthly	$370,000	$2,525	$(3,049)	$(524)
CMBX N.A. AAA Index Series 13	NR	Dec. 2072	Citigroup Global Markets Ltd.	0.5%	Monthly	120,000	343	(289)	54
CMBX N.A. AAA Index Series 13	NR	Dec. 2072	Citigroup Global Markets Ltd.	0.5%	Monthly	1,450,000	4,141	(5,630)	(1,489)
CMBX N.A. AAA Index Series 13	NR	Dec. 2072	Citigroup Global Markets Ltd.	0.5%	Monthly	710,000	2,028	(2,855)	(827)

TOTAL CREDIT DEFAULT SWAPS							$9,037	$(11,823)	$(2,786)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2023	$8,694,000	$(5,398)	$0	$(5,398)
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2026	1,550,000	(18,020)	0	(18,020)
0.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2031	1,592,000	(67,526)	0	(67,526)
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2051	11,000	(2,026)	0	(2,026)

TOTAL INTEREST RATE SWAPS							$(92,970)	$0	$(92,970)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,453,427.

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $358,895.

 (c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $205,566.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,519,581 or 5.6% of net assets.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,099
Total	$16,099

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

The value, beginning of period, for the Fidelity Cash Central Fund was $18,841,350. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $239,149,020 and $142,679,151, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$483,023,621	$--	$483,023,621	$--
Asset-Backed Securities	2,720,945	--	2,720,945	--
Collateralized Mortgage Obligations	4,367,731	--	4,367,731	--
Commercial Mortgage Securities	38,757,708	--	38,757,708	--
Money Market Funds	115,311,219	115,311,219	--	--
Purchased Swaptions	262,778	--	262,778	--
Total Investments in Securities:	$644,444,002	$115,311,219	$529,132,783	$--
Derivative Instruments:
Assets
Futures Contracts	$82,901	$82,901	$--	$--
Swaps	9,037	--	9,037	--
Total Assets	$91,938	$82,901	$9,037	$--
Liabilities
Futures Contracts	$(72,718)	$(72,718)	$--	$--
Swaps	(92,970)	--	(92,970)	--
Written Swaptions	(117,581)	--	(117,581)	--
Total Liabilities	$(283,269)	$(72,718)	$(210,551)	$--
Total Derivative Instruments:	$(191,331)	$10,183	$(201,514)	$--
Other Financial Instruments:
TBA Sale Commitments	$(127,423,094)	$--	$(127,423,094)	$--
Total Other Financial Instruments:	$(127,423,094)	$--	$(127,423,094)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$9,037	$0
Total Credit Risk	9,037	0
Interest Rate Risk
Futures Contracts(b)	82,901	(72,718)
Purchased Swaptions(c)	262,778	0
Swaps(d)	0	(92,970)
Written Swaptions(e)	0	(117,581)
Total Interest Rate Risk	345,679	(283,269)
Total Value of Derivatives	$354,716	$(283,269)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (d) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (e) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $528,112,697)	$529,132,783
Fidelity Central Funds (cost $115,311,219)	115,311,219
Total Investment in Securities (cost $643,423,916)		$644,444,002
Receivable for investments sold		4,278,567
Receivable for premium on written options		102,766
Receivable for TBA sale commitments		127,348,176
Receivable for fund shares sold		15,996,094
Interest receivable		592,680
Distributions receivable from Fidelity Central Funds		7,195
Receivable for daily variation margin on futures contracts		44,014
Receivable for daily variation margin on centrally cleared OTC swaps		17,796
Bi-lateral OTC swaps, at value		9,037
Receivable from investment adviser for expense reductions		6,164
Total assets		792,846,491
Liabilities
Payable for investments purchased
Regular delivery	$230,348
Delayed delivery	296,117,716
TBA sale commitments, at value	127,423,094
Payable for fund shares redeemed	52,520
Written options, at value (premium receivable $102,766)	117,581
Other payables and accrued expenses	12,009
Total liabilities		423,953,268
Net Assets		$368,893,223
Net Assets consist of:
Paid in capital		$369,095,990
Total accumulated earnings (loss)		(202,767)
Net Assets		$368,893,223
Net Asset Value, offering price and redemption price per share ($368,893,223 ÷ 35,543,468 shares)		$10.38

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2021 (Unaudited)
Investment Income
Interest		$881,963
Income from Fidelity Central Funds		16,099
Total income		898,062
Expenses
Custodian fees and expenses	$13,146
Independent trustees' fees and expenses	294
Miscellaneous	191
Total expenses before reductions	13,631
Expense reductions	(10,043)
Total expenses after reductions		3,588
Net investment income (loss)		894,474
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	522,273
Futures contracts	(967,681)
Swaps	(6,130)
Total net realized gain (loss)		(451,538)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,884,707)
Futures contracts	52,957
Swaps	(96,721)
Written options	(6,883)
Delayed delivery commitments	(61,616)
Total change in net unrealized appreciation (depreciation)		(1,996,970)
Net gain (loss)		(2,448,508)
Net increase (decrease) in net assets resulting from operations		$(1,554,034)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$894,474	$2,857,131
Net realized gain (loss)	(451,538)	4,036,565
Change in net unrealized appreciation (depreciation)	(1,996,970)	448,230
Net increase (decrease) in net assets resulting from operations	(1,554,034)	7,341,926
Distributions to shareholders	(5,021,892)	(3,981,146)
Share transactions
Proceeds from sales of shares	202,354,802	115,827,888
Reinvestment of distributions	5,021,889	3,981,012
Cost of shares redeemed	(20,191,614)	(43,327,475)
Net increase (decrease) in net assets resulting from share transactions	187,185,077	76,481,425
Total increase (decrease) in net assets	180,609,151	79,842,205
Net Assets
Beginning of period	188,284,072	108,441,867
End of period	$368,893,223	$188,284,072
Other Information
Shares
Sold	19,355,386	11,011,591
Issued in reinvestment of distributions	480,573	381,767
Redeemed	(1,925,046)	(4,142,660)
Net increase (decrease)	17,910,913	7,250,698

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Investment Grade Securitized Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.68	$10.45	$10.00	$10.00
Income from Investment Operations
Net investment income (loss)B	.043	.209	.293	.008
Net realized and unrealized gain (loss)	(.067)	.330	.475	–C
Total from investment operations	(.024)	.539	.768	.008
Distributions from net investment income	(.070)	(.219)	(.318)	(.008)
Distributions from net realized gain	(.206)	(.090)	–	–
Total distributions	(.276)	(.309)	(.318)	(.008)
Net asset value, end of period	$10.38	$10.68	$10.45	$10.00
Total ReturnD,E	(.23)%	5.28%	7.83%	.08%
Ratios to Average Net AssetsF,G
Expenses before reductions	.01%H	.01%	.02%	- %H,I
Expenses net of fee waivers, if any	- %H,I	.01%	.01%	- %H,I
Expenses net of all reductions	- %H,I	.01%	.01%	- %H,I
Net investment income (loss)	.83%H	2.00%	2.92%	1.99%H
Supplemental Data
Net assets, end of period (000 omitted)	$368,893	$188,284	$108,442	$10,381
Portfolio turnover rateJ	1,061%H	1,014%	1,434%	18%K

 A For the period August 17, 2018 (commencement of operations) to August 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021

1. Organization.

Fidelity Series Investment Grade Securitized Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures and options transactions and finance transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,339,082
Gross unrealized depreciation	(2,494,317)
Net unrealized appreciation (depreciation)	$844,765
Tax cost	$643,423,931

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(34,131)	$17,035
Interest Rate Risk
Futures Contracts	(967,681)	52,957
Purchased Options	(51,397)	75,871
Written Options	–	(6,883)
Swaps	28,001	(113,756)
Total Interest Rate Risk	(991,077)	8,189
Totals	$(1,025,208)	$25,224

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Investment Grade Securitized Fund	1,016,010,132	906,732,741

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Series Investment Grade Securitized Fund	$191

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through December 31, 2023. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $10,026.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $17.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Series Investment Grade Securitized Fund	- %-C
Actual		$1,000.00	$997.70	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Investment Grade Securitized Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.014% through December 31, 2022.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IGS-SANN-0421
1.9891238.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 21, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 21, 2021